November 29, 2019

THE INTEGRITY FUNDS
Class A, Class C and Class I Shares

INTEGRITY DIVIDEND HARVEST FUND
Class A: IDIVX; Class C: IDHCX; and Class I: IDHIX

INTEGRITY ENERGIZED DIVIDEND FUND
Class A: NRGDX; Class C: NRGUX; and Class I: NRIGX

INTEGRITY GROWTH & INCOME FUND
Class A: IGIAX; Class C: IGIUX; and Class I: IGIVX

INTEGRITY HIGH INCOME FUND
Class A: IHFAX; Class C: IHFCX; and Class I: IHFIX

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Class A: ICPAX; Class C: ICPUX; and Class I: ICWIX

PROSPECTUS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

TABLE OF CONTENTS

INTEGRITY DIVIDEND HARVEST FUND—FUND SUMMARY	1

INTEGRITY ENERGIZED DIVIDEND FUND—FUND SUMMARY	6

INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY	11

INTEGRITY HIGH INCOME FUND—FUND SUMMARY	15

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND—FUND SUMMARY	19

ADDITIONAL INFORMATION—INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS	24

FUND MANAGEMENT	38

THE SHARES OFFERED	42

HOW TO REDUCE YOUR SALES CHARGE	44

HOW TO BUY SHARES	46

IMPORTANT INFORMATION ABOUT PURCHASES	47

SPECIAL SERVICES	48

HOW TO SELL SHARES	50

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	51

DISTRIBUTIONS	53

FEDERAL TAX MATTERS	53

NET ASSET VALUE	56

FUND SERVICE PROVIDERS	56

CERTAIN FEES PAID TO FINANCIAL INTERMEDIARIES	57

SHAREHOLDER INQUIRIES AND MAILINGS	57

FINANCIAL HIGHLIGHTS	57

INTEGRITY DIVIDEND HARVEST FUND—FUND SUMMARY

Investment Objectives

The Integrity Dividend Harvest Fund (the “Fund”) seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares of the Fund which are not reflected in the table or the example below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 42 and 44, respectively,  of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.26%
Fee Waivers and Expense Reimbursements(1)	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%	1.70%	0.70%

(1)

The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, and 0.70% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

Example—This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class A Shares	Class C Shares	Class I Shares	Class C Shares
1 Year	$592	$273	$72	$173
3 Years	$901	$653	$344	$653
5 Years	$1,232	$1,159	$638	$1,159
10 Years	$2,166	$2,552	$1,473	$2,552

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 47.71% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock, of companies. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years. In determining whether a company has increased its dividend for a period of at least 10 years, the Fund’s Portfolio Management Team (“Team”) will account for the effect of any stock splits or spin-offs and exclude special dividends.

Although the investment process results in the Fund holding primarily large-cap companies, the Fund may invest in companies of any size. In selecting securities, the Team considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples, valuation, credit rating, balance sheet strength, and volatility. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest up to 30% of its net assets in foreign equity securities, including common stock and preferred stock.

The Team may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated or the issuer fails to raise its dividend.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Preferred Stock Risk: Preferred stocks are subject to the risks associated with other types of equity securities, such as potential volatility, as well as additional risks, such as risks related to deferral and omission of distributions; credit and subordination risk; interest rate risk; call, reinvestment and income risk; liquidity risk; risks related to limited voting rights; and risks related to special redemption rights.

•

Deferral and Omission Risk: Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•

Credit and Subordination Risk: Credit risk is the risk that a preferred security will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•

Interest Rate Risk: Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.

•

Call, Reinvestment and Income Risk: During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. The risk that the Fund may be forced to reinvest in lower yielding securities is known as reinvestment risk. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.

•

Liquidity Risk: Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•

Limited Voting Rights Risk: Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•

Special Redemption Rights Risk: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from stocks in the Fund’s portfolio declines. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Sector Risk: To the extent that the Fund focuses on particular sectors from time to time, the Fund may be subject to greater risk of the adverse developments in such areas of focus than a fund that invests in a wider variety of sectors.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non-U.S. issuers which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts (“ADRs”), which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a quarter was 10.79% (quarter ended March 29, 2013) and the lowest return for a quarter was -5.62% (quarter ended March 29, 2018). The Fund’s calendar year-to-date total return as of September 30, 2019 was 16.28%.

The table below shows the Fund’s average annual total returns for 1 year, 5 years, and since inception, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Year	Since Inception
Class A (inception date: May 1, 2012)
Return Before Taxes	-9.99%	6.38%	8.62%
Return After Taxes on Distributions	-12.02%	4.71%	7.14%
On Distributions and Sale of Fund Shares	-7.63%	4.80%	6.69%

Class C (inception date: August 3, 2015)
Return Before Taxes	-6.82%	N/A	6.66%

Class I (inception date: August 1, 2016)
Return Before Taxes	-5.02%	N/A	4.30%

Russell 1000 Value TR Index(1)(reflects no deduction for fees, expenses, or taxes)	-8.27%	5.95%	9.88% (Class A) 5.06% (Class C) 4.98% (Class I)
S&P 500® TR Index(2)(reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	11.38% (Class A) 7.57% (Class C) 8.32% (Class I)

(1)

The Russell 1000 Value TR Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000 is a subset of the Russell 3000 Index. It represents the top companies by market capitalization.

(2)	The S&P 500® TR Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.

Management

Investment Adviser—Viking Fund Management, LLC is the Fund’s investment adviser.

Portfolio Managers—Shannon D. Radke, Senior Portfolio Manager and President of Viking Fund Management, LLC, has served as the Fund’s portfolio manager since May 2012. Josh Larson, Portfolio Manager, has served as the Fund’s portfolio manager since May 2012. Michael Morey, Portfolio Manager, has served as the Fund’s portfolio manager since May 2012. Trey Welstad, Portfolio Manager, has served as the Fund’s portfolio manager since May 2015.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund.

The minimum initial purchase or exchange into the Fund is $1,000 ($50 for accounts opened through an automatic investment plan account and $250 for an IRA account). The minimum subsequent investment is $50. The Fund may, however, accept investments of smaller initial or subsequent amounts at its discretion. Class I shares are not available for IRAs or employer sponsored IRAs unless purchased through a fee-based advisory account with a financial intermediary. You may contact the Fund’s transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund’s distributions will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INTEGRITY ENERGIZED DIVIDEND FUND—FUND SUMMARY

Investment Objective

The Integrity Energized Dividend Fund (the “Fund”) seeks long‑term appreciation while providing high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares of the Fund which are not reflected in the table or the example below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 42 and 44, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	1.75%	1.76%	1.71%
Total Annual Fund Operating Expenses	2.75%	3.51%	2.46%
Fee Waivers and Expense Reimbursements(1)	(1.70%)	(1.71%)	(1.66%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.05%	1.80%	0.80%

(1)

The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non‑recurring expenses, and acquired fund fees and expenses) do not exceed 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, and 0.80% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

Example—This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class A Shares	Class C Shares	Class I Shares	Class C Shares
1 Year	$602	$283	$82	$183
3 Years	$1,157	$918	$607	$918
5 Years	$1,738	$1,676	$1,160	$1,676
10 Years	$3,308	$3,670	$2,670	$3,670

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 52.37% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend‑paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund will normally invest at least 65% of its net assets in the equity securities of domestic and foreign issuers with business operations in or related to energy industries, including certain utilities and materials companies. In connection with investing in companies with business operations in or related to energy industries, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund’s investments in the equity securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund may invest in companies of any size. In selecting securities, the Fund’s portfolio management team (“Team”) begins with a top down approach considering both U.S. and global economic factors, commodity prices and its outlook for specific industries. The Team then considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price‑to‑earnings (P/E) multiples and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

The Fund has a concentration in the energy sector -- meaning that at least 25% of the Fund’s total assets will be invested (in the aggregate) in securities of issuers in one or more industries in the energy sector. For this purpose, the energy sector is defined to include the following industries:

•	exploration and production;

•	energy services;

•	energy equipment;

•	pipelines; and

•	refiners.

Portfolio weightings among these and other industries will be adjusted according to the Team’s outlook for each industry.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated, it no longer pays a dividend, or a more attractive investment opportunity is identified.

The Fund is non‑diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Dividend‑Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from stocks in the Fund’s portfolio declines. The Fund’s emphasis on dividend‑paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments.

Risks of Investing in the Energy Sector: The Fund has a concentration in the energy sector and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Materials Companies: The Fund may invest in securities of materials companies. General risks associated with materials companies include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Utilities Companies: Utilities companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, supply of and demand for services, and the cost and delay of technological developments. Utilities companies also face the risk of increases in the cost and decreases in the availability of fuel.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risks of Non‑Diversification: Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

New Fund Risk: The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 13.14% (quarter ended June 29, 2018) and the lowest return for a quarter was -16.76% (quarter ended December 31, 2018). The Fund’s calendar year-to-date total return as of September 30, 2019 was 10.93%.

The table below shows the Fund’s average annual total returns for 1 year and since inception and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	Since Inception
Class A (inception date: May 2, 2016)
Return Before Taxes	-18.48%	5.31%
Return After Taxes on Distributions	-21.00%	2.55%
On Distributions and Sale of Fund Shares	-14.35%	3.62%

Class C (inception date: May 2, 2016)
Return Before Taxes	-15.61%	6.57%

Class I (inception date: August 1, 2016)
Return Before Taxes	-14.00%	8.32%

S&P Composite 1500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	-4.96%	9.22% (Classes A & C) 8.02% (Class I)

S&P Composite 1500® Energy TR Index(2)(reflects no deduction for fees, expenses, or taxes)	-19.31%	-4.29% (Classes A & C) -3.42% (Class I)

(1)

The S&P Composite 1500® TR Index is an index that combines three mutually exclusive leading indices: the S&P 500, the S&P Midcap 400 and the S&P SmallCap 600. This index is a broad measure of the investable U.S. equity market.

(2)	The S&P Composite 1500® Energy TR Index comprises those companies included in in the S&P Composite 1500® TR Index that are classified as members of the GICS® energy sector.

Management

Investment Adviser—Viking Fund Management, LLC is the Fund’s investment adviser.

Portfolio Managers—Shannon D. Radke, Senior Portfolio Manager and President of Viking Fund Management, LLC, has served as the Fund’s portfolio manager since May 2016. Monte Avery, Senior Portfolio Manager, has served as the Fund’s portfolio manager since May 2016. Michael Morey, Portfolio Manager, has served as the Fund’s portfolio manager since May 2016. Trey Welstad, Portfolio Manager, has served as the Fund’s portfolio manager since May 2016.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund.

The minimum initial purchase or exchange into the Fund is $1,000 ($50 for accounts opened through an automatic investment plan account and $250 for an IRA account). The minimum subsequent investment is $50. The Fund may, however, accept investments of smaller initial or subsequent amounts at its discretion. Class I shares are not available for IRAs or employer sponsored IRAs, unless purchased through a fee-based advisory account with a financial intermediary. You may contact the Fund’s transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund’s distributions will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY

Investment Objectives

The Integrity Growth & Income Fund (the “Fund”) seeks to provide long-term growth of capital with dividend income as a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares of the Fund which are not reflected in the table or the example below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 42 and 44, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.93%	2.68%	1.68%
Fee Waivers and Expense Reimbursements(1)	(0.69%)	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.24%	1.99%	0.99%

(1)

The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, and 0.99% of Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

Example—This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class A Shares	Class C Shares	Class I Shares	Class C Shares
1 Year	$620	$302	$101	$202
3 Years	$1,012	$767	$462	$755
5 Years	$1,429	$1,359	$848	$1,334
10 Years	$2,588	$2,962	$1,929	$2,907

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 14.11% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund’s investment adviser, Viking Fund Management, LLC (the “Investment Adviser”) makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser’s broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, environmental, social, and governance (ESG) factors, as well as revenue growth, earnings growth rate, dividend yield, price-to-earnings (P/E) multiples, strength of balance sheet, and price momentum. Although the Fund may invest in companies of any size, the investment adviser prefers large cap companies for the Fund. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

The Fund seeks to invest in companies that the Investment Adviser believes exhibit positive accomplishments with respect to one or more of the following ethical factors:

Ethical factors considered may include:

•	fairness of employment policies and labor relations;

•	involvement in the community;

•	efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

•	management and board governance.

In addition, the Investment Adviser does not intend to invest in companies that it believes derive revenue from gambling, firearms, pornography, or from the production of alcohol or tobacco.

The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer’s growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Dividend Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from the dividend-paying stocks in the Fund’s portfolio declines. Investments in dividend-paying stocks involve the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund’s ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund’s ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. (“Integrity Money Management”). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund’s sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.15% (quarter ended March 30, 2012) and the lowest return for a quarter was -18.52% (quarter ended September 30, 2011). The Fund’s calendar year-to-date total return as of September 30, 2019 was 22.03%.

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	-6.79%	4.74%	9.53%	N/A
Return After Taxes on Distributions	-8.13%	3.28%	8.42%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-5.15%	3.48%	7.65%	N/A

Class C (inception date: August 3, 2015)
Return Before Taxes	-3.24%	N/A	N/A	4.58%

Class I (inception date: August 1, 2016)
Return Before Taxes	-1.64%	N/A	N/A	8.04%

S&P 500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	13.12%	7.57% (Class C) 8.32% (Class I)

(1)	The S&P 500® TR Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.

Management

Investment Adviser—Viking Fund Management, LLC is the Fund’s investment adviser.

Portfolio Managers—Josh Larson, Portfolio Manager, has served as the Fund’s portfolio manager since May 2013. Trey Welstad, Portfolio Manager, has served as the Fund’s portfolio manager since May 2015.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund.

The minimum initial purchase or exchange into the Fund is $1,000 ($50 for accounts opened through an automatic investment plan account and $250 for an IRA account). The minimum subsequent investment is $50. The Fund may, however, accept investments of smaller initial or subsequent amounts at its discretion. Class I shares are not available for IRAs or employer sponsored IRAs, unless purchased through a fee-based advisory account with a financial intermediary. You may contact the Fund’s transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund’s distributions will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INTEGRITY HIGH INCOME FUND—FUND SUMMARY

Investment Objectives

The Integrity High Income Fund (the “Fund”) seeks to provide a high level of current income with capital appreciation as a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares of the Fund which are not reflected in the table or the example below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 42 and 44, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.74%	2.49%	1.49%
Fee Waivers and Expense Reimbursements(1)	(0.75%)	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.99%	1.74%	0.74%

(1)

The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, and 0.74% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

Example—This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class A Shares	Class C Shares	Class I Shares	Class C Shares
1 Year	$522	$277	$76	$177
3 Years	$880	$704	$397	$704
5 Years	$1,261	$1,258	$742	$1,258
10 Years	$2,330	$2,769	$1,715	$2,769

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 28.24% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund’s portfolio generally has an average maturity of less than ten years. The Fund seeks capital appreciation from selling bonds above the purchase price.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that the sub-adviser believes are attractively priced relative to current and expected fundamentals. The Fund may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Credit Risk: Credit risk is the risk that the credit strength of an issuer will weaken and/or an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Because interest rates in the U.S. are currently near historic lows, risks associated with rising rates are heightened. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Income Risk: Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Lower-Quality Debt Risk: Lower-quality debt securities (also known as “junk bonds”) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk: The Fund’s overall success depends on the sub-adviser’s ability to choose productive securities for the Fund. If the sub-adviser is unable to successfully choose productive securities, the Fund may underperform other funds with similar investment objectives.

Market Volatility Risk: Market volatility risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Volatile financial markets may expose the Fund to greater market and liquidity risk.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800‑276‑1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. In addition, effective May 5, 2008, the Fund replaced its sub-adviser. Accordingly, the results prior to May 5, 2008 were achieved while the Fund was sub-advised by its previous sub-advisor, and its investment strategies and techniques differed from those of, and may have produced different investment results than those achieved by, J.P. Morgan Investment Management Inc., which became the Fund’s sub-adviser effective May 5, 2008.

The bar chart below shows the variability of the Fund’s performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

During the ten-year period shown in the bar chart, the highest return for a quarter was 24.53% (quarter ended June 30, 2009) and the lowest return for a quarter was -6.14% (quarter ended September 30, 2011). The Fund’s calendar year-to-date total return as of September 30, 2019 was 11.20%.

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A and Class C shares, and for 1 year and since inception for Class I shares, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	-6.30%	2.27%	9.61%	N/A
Return After Taxes on Distributions	-8.19%	0.04%	7.08%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-5.53%	0.72%	6.61%	N/A

Class C
Return Before Taxes	-3.74%	2.41%	9.27%	N/A

Class I (inception date: August 1, 2016)
Return Before Taxes	-1.85%	N/A	N/A	3.76%

Bloomberg Barclays Capital U.S. Corporate High-Yield Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	-2.08%	3.83%	11.12%	4.06% (Class I)

(1)	The Bloomberg Barclays Capital U.S. Corporate High-Yield Bond Index is an unmanaged index measures the USD-denominated, high yield, fixed-rate corporate bond market.

Management

Investment Adviser—Viking Fund Management, LLC is the Fund’s investment adviser.

Sub-Adviser—J.P. Morgan Investment Management Inc. (“JPMIM”) is the Fund’s investment sub-adviser.

Portfolio Managers—Robert L. Cook, a Managing Director of JPMIM, and Thomas Hauser, a Managing Director of JPMIM, have served as the Fund’s portfolio managers since May 2008 and are jointly responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund.

The minimum initial purchase or exchange into the Fund is $1,000 ($50 for accounts opened through an automatic investment plan account and $250 for an IRA account). The minimum subsequent investment is $50. The Fund may, however, accept investments of smaller initial or subsequent amounts at its discretion. Class I shares are not available for IRAs or employer sponsored IRAs, unless purchased through a fee-based advisory account with a financial intermediary. You may contact the Fund’s transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund’s distributions will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
FUND SUMMARY

Investment Objective

The Integrity Mid-North American Resources Fund (the “Fund”), previously named the Williston Basin/Mid-North America Stock Fund, seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares of the Fund which are not reflected in the table or the example below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 42 and 44, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.50%	1.00%	None
Other Expenses	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.53%	2.03%	1.03%
Fee Waivers and Expense Reimbursements(1)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.50%	2.00%	1.00%

(1)

The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class C shares, and 1.00% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

Example—This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class A Shares	Class C Shares	Class I Shares	Class C Shares
1 Year	$645	$303	$102	$203
3 Years	$956	$634	$325	$634
5 Years	$1,290	$1,090	$566	$1,090
10 Years	$2,230	$2,356	$1,257	$2,356

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 70.73% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the “Region”). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer’s most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer’s most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies of any size. The companies in which the Fund invests may include smaller companies that have recently commenced operations and do not have significant revenues. The Fund’s investment adviser, Viking Fund Management, LLC (the “Investment Adviser”), will invest a significant amount of the Fund’s assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agribusiness, precious metals, and metals and mining), as well as in the companies that serve these sectors and/or service the Region. In connection with investing in companies engaged in the energy sector, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund will invest primarily in the securities of U.S. issuers, but it may also invest in the securities of foreign issuers. The Fund’s investments in the securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund’s portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer’s growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Geographic or Regional Risk: The Fund is managed to take advantage of what the Investment Adviser views as unique opportunities within the Region. The geographic limitations of such an approach pose special risks that should be understood by investors. Geographic limitations prevent the Fund from investing in other places where the opportunities may be greater. The economy of the Region may underperform that of other areas, creating a drag on performance relative to more geographically diverse funds. Moreover, the Fund will be more susceptible to events negatively affecting the Region than more geographically diverse funds. The geographic limitation may limit the degree of business diversification of the Fund, thus making returns more volatile than in more geographically diversified investments.

Sector and Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector and the securities of companies in that sector could react similarly to these or other developments. Since the Fund invests significantly in relatively few sectors, primarily the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Risks of the Energy Sector: The Fund may invest significantly in securities of companies in the energy sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing: The Fund may invest in companies that engage in hydraulic fracturing. Federal, state, and local legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as “fracing”) could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests. Any federal, state or local laws, implementing regulations or other legal requirements imposing disclosure, regulatory or reporting obligations on, or otherwise limiting, the hydraulic fracturing process, may make it more difficult and expensive to perform hydraulic fracturing, which, for affected companies, could result in limitations on the productive capability of certain oil and gas wells, operational delays, and increased costs of compliance and doing business and, in addition, could adversely affect the value of such companies’ securities.

Risks of the Agribusiness Sector: The Fund may invest in companies involved in agribusiness. Companies involved in agribusiness are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation, and governmental policies, regulation and subsidies. Generally, agribusiness is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies. Other risks of the agribusiness sector include consolidation, domestic and international politics, and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non- U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective as of the date of this prospectus, the Fund changed its name from the Williston Basin/Mid-North America Stock Fund to the Integrity Mid-North American Resources Fund. Effective November 10, 2008, the Fund changed its name from the Integrity Small Cap Growth Fund to the Williston Basin/Mid-North America Stock Fund, and the Fund’s principal investment strategies were also changed significantly. With respect to periods prior to November 10, 2008, the performance figures included reflect the performance of the Fund prior to these changes.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from September 19, 2003 until July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

During the ten-year period shown in the bar chart, the highest return for a quarter was 29.97% (quarter ended December 31, 2010) and the lowest return for a quarter was -29.82% (quarter ended December 31, 2018). The Fund’s calendar year-to-date total return as of September 30, 2019 was 7.45%.

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	-34.44%	-11.13%	3.09%	N/A
Return After Taxes on Distributions	-34.32%	-11.37%	2.78%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-26.07%	-7.88%	2.49%	N/A

Class C (inception date: May 1, 2014)
Return Before Taxes	-32.18%	N/A	N/A	-12.96%

Class I (inception date: August 1, 2016)
Return Before Taxes	-30.65%	N/A	N/A	-8.29%

S&P Composite 1500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)	-4.96%	8.25%	13.20%	8.32% (Class C) 8.02% (Class I)

S&P Composite 1500® Energy TR Index(2) (reflects no deduction for fees, expenses, or taxes)	-19.31%	-6.56%	3.19%	-8.09% (Class C) -3.42% (Class I)

(1)

The S&P Composite 1500® TR Index is an index that combines three mutually exclusive leading indices: the S&P 500, the S&P Midcap 400 and the S&P SmallCap 600. This index is a broad measure of the investable U.S. equity market.

(2)	The S&P Composite 1500® Energy TR Index comprises those companies included in in the S&P Composite 1500® TR Index that are classified as members of the GICS® energy sector.

Management

Investment Adviser—Viking Fund Management, LLC is the Fund’s investment adviser.

Portfolio Managers—Shannon D. Radke, Senior Portfolio Manager and President of Viking Fund Management, LLC, has served as the Fund’s portfolio manager since February 2010. Monte Avery, Senior Portfolio Manager, has served as the Fund’s portfolio manager since February 2010. Michael Morey, Portfolio Manager, has served as the Fund’s portfolio manager since May 2013.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem, or exchange shares of the Fund either through a financial advisor or directly from the Fund.

The minimum initial purchase or exchange into the Fund is $1,000 ($50 for accounts opened through an automatic investment plan account and $250 for an IRA account). The minimum subsequent investment is $50. The Fund may, however, accept investments of smaller initial or subsequent amounts at its discretion. Class I shares are not available for IRAs or employer sponsored IRAs, unless purchased through a fee-based advisory account with a financial intermediary. You may contact the Fund’s transfer agent, Integrity Fund Services, LLC, by mail at PO Box 759, Minot, ND 58702, or by calling 800-601-5593.

Tax Information

The Fund’s distributions will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION—INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

The Integrity Dividend Harvest Fund (“Dividend Harvest Fund”), Integrity Energized Dividend Fund (“Energized Dividend Fund”), Integrity Growth & Income Fund (“Growth & Income Fund”), Integrity High Income Fund (“High Income Fund”), and Integrity Mid-North American Resources Fund (the “MNA Resources Fund”) are each referred to separately as a “Fund” and collectively as the “Funds.”

Investment Objectives

Each Fund’s investment objective or objectives are non-fundamental, which means the objective or objectives may be changed without shareholder vote. Shareholders would be given at least 60 days’ notice prior to any such change.

Additional Information about the Funds’ Principal Investment Strategies

Dividend Harvest Fund:

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock, of companies. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years. In determining whether a company has increased its dividend for a period of at least 10 years, the Fund’s Portfolio Management Team (“Team”) will account for the effect of any stock splits or spin-offs and exclude special dividends.

Although the investment process results in the Fund holding primarily large-cap companies, the Fund may invest in companies of any size. In selecting securities, the Team considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples, valuation, credit rating, balance sheet strength, and volatility. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest up to 30% of its net assets in foreign equity securities, including common stock and preferred stock.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated or if it fails to raise its dividend.

Energized Dividend Fund:

To pursue its objective, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend‑paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund will normally invest at least 65% of its net assets in the equity securities of domestic and foreign issuers with business operations in or related to energy industries, including certain utilities and materials companies. In connection with investing in companies with business operations in or related to energy industries, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund’s investments in the equity securities of foreign issuers are typically in the form of depositary receipts, such as ADRs.

The Fund may invest in companies of any size. In selecting securities, the Team begins with a top down approach considering both U.S. and global economic factors, commodity prices and its outlook for specific industries. The Team then considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price‑to‑earnings (P/E) multiples and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

The Fund has a concentration in the energy sector -- meaning that at least 25% of the Fund’s total assets will be invested (in the aggregate) in securities of issuers in one or more industries in the energy sector. For this purpose, the energy sector is defined to include the following industries:

•	exploration and production;

•	energy services;

•	energy equipment;

•	pipelines; and

•	refiners.

Portfolio weightings among these and other industries will be adjusted according to the Team’s outlook for each industry.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated, it no longer pays a dividend, or a more attractive investment opportunity is identified.

The Fund is non‑diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund. As a result, the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer or a smaller number of issuers than a fund that invests more widely.

Growth & Income Fund:

Under normal conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size. The Investment Adviser makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser’s broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, cash flow growth rate, price-to-earnings (P/E) multiples and price-to-cash flow (P/CF) multiples, strength of balance sheet, and price momentum. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

As described below, the Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

The Fund’s portfolio management team will consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Ethical Investment Criteria

Potential investments for the Fund are selected for both financial soundness and according to the Fund’s ethical investment criteria. The Investment Adviser seeks to invest in companies that it believes exhibit positive accomplishments with respect to one or more of the ethical factors.

Ethical factors considered may include:

•	fairness of employment policies and labor relations;

•	involvement in the community;

•	efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

•	management and board governance.

In addition, the Investment Adviser does not intend to invest in companies that it believes derive revenue from gambling, firearms, pornography, or from the production of alcohol or tobacco.

As a component of the selection process, the Investment Adviser considers whether a company that meets the Fund’s financial investment criteria also is sensitive to ethical issues related to such company’s products, services, or methods of doing business.

Although the Investment Adviser attempts to invest the Fund’s assets according to the Fund’s ethical investment criteria, no assurances can be made that a company in which the Fund invests will meet all of the ethical factors listed above.

High Income Fund:

The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. As the name implies, corporate debt obligations (usually called bonds) represent loans by an investor to a corporation. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by S&P Global Ratings (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund generally holds an average maturity of less than ten years. Capital appreciation is derived from selling bonds above the purchase price.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that are attractively priced relative to current and expected fundamentals. The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

MNA Resources Fund:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the “Region”). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer’s most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer’s most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies of any size. The companies in which the Fund invests may include smaller companies that have recently commenced operations and do not have significant revenues. Viking Fund Management, LLC (“Viking Management” or the “Investment Adviser” or the “Adviser”) will invest a significant amount of the Fund’s assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agribusiness, precious metals, and metal and mining), as well as in the companies that serve these sectors and/or service the Region. In connection with investing in companies engaged in the energy sector, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand, and chemicals under pressure into rock formations to stimulate oil or natural gas production). Current income will not be a factor in selecting investments for the Fund. The Fund will invest primarily in the securities of U.S. issuers but it may also invest in the securities of foreign issuers. The Fund’s investments in the securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The focus of the Fund is based on the Investment Adviser’s expectation that increased global development (especially in developing economies such as Brazil, Russia, India, China, southeastern Asia, and eastern Europe) will create long term supply-demand imbalances in globally fungible natural resources such as fossil fuels, metals and non-metals mining, and agricultural products. The Investment Adviser believes that shortages in all these areas may drive up prices, and therefore profits, of the companies involved.

The Fund’s portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Temporary Defensive Positions, Cash Management Investments, and Certain Other Investments

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in order to respond to adverse market, economic, political, or other unfavorable conditions. Under these circumstances, the Fund may invest a substantial portion of its assets in money market mutual funds, high quality short-term fixed income securities, and money market instruments that include: commercial paper, certificates of deposit, repurchase agreements, bankers’ acceptances, and U.S. government securities. During such times, the Fund may be unable to pursue its investment objective, and such positions could reduce the benefit from any upswing in the market. In addition, each Fund may, from time to time, invest in shares of money market mutual funds and/or high quality short-term fixed income securities without any percentage limitation for cash management purposes to keep cash on hand fully invested.

Each Fund may invest in other investment companies to the extent permitted by federal law and any exemptions granted by the Securities and Exchange Commission upon which the Fund may rely.

Each Fund other than the Dividend Harvest Fund and the Energized Dividend Fund may enter into certain hedging transactions. Hedging is a means of seeking to transfer risk that an investor does not wish to assume during an uncertain market environment. The Funds (other than the Dividend Harvest Fund and the Energized Dividend Fund) are permitted to enter into these transactions solely (i) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased; (ii) to close out or offset existing positions; or (iii) for the High Income Fund, to manage the portfolio’s duration. The instruments used to implement these strategies may include, among other things, financial futures contracts and options on financial futures. No Fund will invest in financial futures contracts or options on financial futures as part of its principal investment strategies.

Energized Dividend Fund:

In addition to its principal investment strategies described above, the Energized Dividend Fund may also invest in various other securities, which may include investments in:

Development stage companies: Development stage companies are companies that have recently commenced operations and do not have significant revenues.

Preferred stocks: Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

Special situations companies: The companies in which the Fund invests may experience special situations. “Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin‑off of a division or subsidiary.

Growth & Income Fund:

In addition to its principal investment strategies described above, the Growth & Income Fund may from time to time engage in active and frequent trading of its portfolio securities.

High Income Fund:

In addition to its principal investment strategies described above, the High Income Fund may also invest in various other securities, which may include:

Convertible securities: Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

Preferred stocks: Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

Asset-backed securities: Asset-backed securities are generally securities issued by trusts and special purpose entities that are backed by pools of assets, which pass through the payments on the underlying securities to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).

Collateralized mortgage obligations: Collateralized mortgage obligations (“CMOs”) are securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates.

MNA Resources Fund:

In addition to its principal investment strategies described above, the Fund may:

•

invest in U.S. and foreign government and corporate debt obligations and money market instruments. Under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective. The Fund has not established minimum quality standards for its investments in debt securities.

•

buy and sell (write) put and call options on stocks and stock indexes; invest in shares of exchange-traded funds (“ETFs”); invest in futures contracts for the purchase or sale of stock indexes; and buy and sell options on such futures contracts for hedging purposes. These investment strategies are used to hedge against changes in the values of securities the Fund owns or expects to purchase and are not used for speculation.

•	enter into repurchase agreements.

•	invest in securities of: companies in the basic materials sector; companies involved in the precious metals business; and companies involved in the metals and mining business.

•	engage in active and frequent trading of its portfolio securities.

Principal Risks

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may receive little or no return on your investment or that you may even lose part or all of your investment. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Before you invest in a Fund, you should consider its principal risks. Below is additional information about certain of the principal risks that are described in the Fund Summaries:

All Funds:

Cybersecurity Risk: As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and financial risks through breaches in cybersecurity. These risks include theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cybersecurity issues may result in, among other things, financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders or to engage in portfolio transactions; delays or mistakes in the calculation of a Fund’s net asset value or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers, financial intermediaries, entities in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks, resulting in losses to a Fund or its shareholders. There can be no guarantee that any risk management systems established to address to reduce cybersecurity risks will succeed, and the Funds cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Funds and/or their shareholders.

Valuation Risk: The sales price a Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Dividend Harvest Fund:

Market and Economic Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to factors affecting the securities markets generally or individual issuers. The value of a security may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Preferred Stock Risk: The Fund may invest in preferred stocks. Preferred stocks are subject to the risks associated with other types of equity securities, such as potential volatility, as well as additional risks, such as risks related to deferral and omission of distributions; credit and subordination risk; interest rate risk; call, reinvestment and income risk; liquidity risk; risks related to limited voting rights; and risks related to special redemption rights.

Dividend-Paying Stock Risk: Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. In addition, securities that pay dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividend-paying companies. The Fund’s focus on dividend-paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend-paying securities.

Sector Risk: To the extent that the Fund focuses on particular sectors from time to time, the Fund may be subject to greater risk of the adverse developments in such areas of focus than a fund that invests in a wider variety of sectors.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (Including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility. Investments in foreign securities also entail higher costs. The Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as ADRs, Global Depositary Receipts and European Depositary Receipts, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Energized Dividend Fund:

Market and Economic Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to factors affecting the securities markets generally or individual issuers. The value of a security may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Dividend-Paying Stock Risk: Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. In addition, securities that pay dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividend-paying companies. The Fund’s focus on dividend-paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend-paying securities.

Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors of the economy. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Investing in the Energy Sector: The Fund has a concentration in the energy sector. Investing in the energy sector involves a number of risks, including:

•

Supply and Demand. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution or a sustained decline in demand for such commodities, may adversely impact the financial performance of energy companies.

•

Depletion and Exploration. Energy reserves naturally deplete as they are consumed over time. The financial performance of energy companies may be adversely affected if they, or the companies to whom they provide services, are unable to cost‑effectively acquire additional energy deposits sufficient to replace the natural decline of existing reserves. Also, the quantities of reserves may be overstated, or deposits may not be produced in the time periods anticipated.

•

Reserve. Energy companies engaged in the production of natural gas, natural gas liquids, crude oil and other energy commodities are subject to the risk that the quantities of their reserves are overstated, or will not be produced in the time periods anticipated, for a variety of reasons.

•

Regulatory. Energy companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how and where wells are drilled, (iii) how services are provided, (iv) environmental and safety controls, and (v) the prices they may charge for the products and services they provide. Additionally, federal and state legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as “fracing”) could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests.

•

Commodity Pricing. The operations and financial performance of energy companies may be directly affected by energy commodity prices, especially those energy companies which own the underlying energy commodity or receive payments for services that are based on commodity prices. The price of oil, natural gas and other fossil fuels may experience significant volatility, which can adversely impact companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect. Moreover, due to the low value of oil and natural gas products, energy producers are increasingly burdened with debt and may seek bankruptcy relief.

•

Acquisition. The ability of energy companies to grow operating cash flow and increase their enterprise value can be highly dependent on their ability to make accretive acquisitions. In the event that energy companies are unable to make such acquisitions, whether because they are unable to identify attractive acquisition candidates and negotiate and close acceptable purchase contracts or to raise financing for such acquisitions on economically acceptable terms, or otherwise, their future growth may be limited.

•

Affiliated Party. Certain energy companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by such companies’ parents or sponsors to satisfy their payments or obligations would impact such companies’ revenues and operating cash flows and ability to make interest payments and/or distributions.

•

Catastrophe/Terrorism. The operations of energy companies are subject to many hazards inherent in the exploring, developing, producing, generating, transporting, transmission, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, including: damage to pipelines, storage tanks, plants or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; well blowouts; leaks of such energy commodities; fires; and explosions.

•

Weather. Extreme weather conditions, such as hurricanes, (i) could result in substantial damage to the facilities of certain energy companies located in the affected areas, (ii) significantly increase the volatility in the supply of energy commodities and (iii) adversely affect the financial performance of energy companies, and could therefore adversely affect their securities. The damage done by extreme weather also may serve to increase many insurance premiums paid by energy companies and could adversely affect such companies’ financial condition.

In addition, companies in the energy sector are subject to certain industry-specific risks, including the following:

•

Exploration and Production. Exploration, development, and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. Further, oil and gas exploration and production can be significantly affected by natural disasters.

•

Energy Services/Energy Equipment. Energy services companies and energy equipment companies are subject to the risk that their securities prices may be volatile (particularly when products are up for regulatory approval) and the risk of reduced demands for products and services.

•

Pipelines. Pipeline companies are subject to the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, changes in the availability of products for gathering, transportation, processing, or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, demands on price, prevailing economic conditions in the markets served, and demographic and seasonal factors.

•

Refiners. In addition to the risks generally described above, companies engaged in refining, marketing, and other “end-user” distribution activities relating to refined energy sources may be more susceptible to the risks associated with reduced customer demand for the products and services they provide.

Risks of Materials Companies: The Fund may invest in securities of materials companies. General risks associated with materials companies include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Utilities Companies: Investments in utilities companies involve special considerations including the risk of changing commodity prices, government regulation and oversight, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing utility services. Utilities companies also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of facilities. Generally, utilities are regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to customers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal or natural gas) and potentially high interest costs for borrowing to finance new projects.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (Including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility. Investments in foreign securities also entail higher costs. The Fund’s investments in foreign securities will typically be in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Non-Diversification: As a non-diversified fund, the Fund is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk: The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.

Growth & Income Fund:

Market and Economic Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to factors affecting the securities markets generally or individual issuers. The value of a security may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer’s growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from the dividend-paying stocks in the Fund’s portfolio declines. Investments in dividend-paying stocks involve the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund’s ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund’s ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Liquidity risk is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It is also the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position could adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund’s ability to pay redemption proceeds may be adversely affected by unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at unfavorable times and conditions.

High Income Fund:

Credit Risk: If an issuer defaults, the Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities the Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its debt obligations due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s debt obligations. High yield bonds, which are rated below investment grade, generally are more exposed to credit risk than investment grade securities.

Interest Rate Risk: When interest rates rise, the prices of bonds fall. A wide variety of factors can cause interest rates to rise, including, among others, central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond, the more sensitive it is to this risk. Falling interest rates may also lead to a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in the fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. A rise in interest rates could also cause investors to rapidly move out of fixed income securities, which may increase redemptions in the Fund and subject the Fund to increased liquidity risk. A substantial increase in interest rates may also have an adverse impact on the liquidity of one or more portfolio securities, especially those with longer maturities. Because interest rates in the U.S. are currently near historic lows, the Fund may be subject to greater risk of rising interest rates than would otherwise be the case.

Income Risk: Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Lower-Quality Debt Risk: Investments in high yield bonds (also known as “junk” bonds) and other lower-rated securities involve substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are typically less liquid than investment-grade debt securities. Therefore, investments in lower-quality debt securities are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

•	greater risk of loss due to default or declining credit quality;

•	greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments when due; and

•	negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may be difficult to price or dispose of a particular security.

Management Risk: The Fund’s overall success depends on the sub-adviser’s ability to choose productive securities for the Fund. If the sub-adviser is unable to successfully choose productive securities, the Fund may underperform other funds with similar investment objectives.

Market Volatility Risk: It is possible that one or more markets in which the Fund invests may go down in value, potentially sharply and unpredictably. Securities may decline in value due to factors affecting the securities markets generally or individual issuers. The value of a security may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Liquidity Risk: Liquidity risk is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It is also the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position could adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund’s ability to pay redemption proceeds may be adversely affected by unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at unfavorable times and conditions.

MNA Resources Fund:

Market and Economic Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to factors affecting the securities markets generally or individual issuers. The value of a security may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer’s growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.

Geographic or Regional Risk: The Fund is managed to take advantage of what the Investment Adviser views as unique opportunities within the Region. The geographic limitations of such an approach pose special risks that should be understood by investors. Geographic limitations prevent the Fund from investing in other places where the opportunities may be greater. The economy of the Region may underperform that of other areas, creating a drag on performance relative to more geographically diverse funds. Moreover, the Fund will be more susceptible to events negatively affecting the Region than more geographically diverse funds. The geographic limitation may limit the degree of business diversification of the Fund, thus making returns more volatile than in more geographically diversified investments.

Sector and Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector and the securities of companies in that sector could react similarly to these or other developments. Since the Fund invests significantly in relatively few sectors, primarily the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of the Energy Sector: The Fund may invest significantly in securities of companies in the energy sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect. Moreover, due to the low value of oil and natural gas products, energy producers are increasingly burdened with debt and may seek bankruptcy relief.

Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing: The Fund may invest in companies that engage in hydraulic fracturing. Federal and state, and local legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as “fracing”) could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests. Hydraulic fracturing involves the injection of water, sand, and chemicals under pressure into rock formations to stimulate oil or natural gas production. Due to concerns raised relating to potential impacts of hydraulic fracturing on groundwater quality, regulations have been enacted at the federal level and legislative and regulatory efforts in some states have been initiated or implemented to render permitting, disclosure and compliance requirements more stringent for hydraulic fracturing or prohibit the activity altogether. Additionally, the Environmental Protection Agency has been, and continues to be involved in studies relating to hydraulic fracturing. Further, Congress has, from time to time, considered adoption of legislation to provide for federal regulation of hydraulic fracturing and to require the disclosure of chemicals used in the hydraulic fracturing process. Any federal, state or local laws, implementing regulations or other legal requirements imposing disclosure, regulatory or reporting obligations on, or otherwise limiting, the hydraulic fracturing process, may make it more difficult and expensive to perform hydraulic fracturing, which, for affected companies, could result in limitations on the productive capability of certain oil and gas wells, operational delays, and increased costs of compliance and doing business and, in addition, could adversely affect the value of such companies’ securities.

Risks of the Agribusiness Sector: The Fund may invest in companies involved in agribusiness. Companies involved in agribusiness are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation, and governmental policies, regulation and subsidies. Generally, agribusiness is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies. Other risks of the agribusiness sector include consolidation, domestic and international politics, and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of the Basic Materials Sector: The Fund may invest in securities of companies in the basic materials sector. General risks of the basic materials sector include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Precious Metals: The Fund may invest in securities of companies involved in the precious metals business. Precious metals companies are subject to risks associated with the exploration, development, and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs, and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuation, can swing sharply in response to cyclical economic conditions, political events and the monetary policies of various countries, and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand, and availability of substitutes.

Risks of Metals and Mining: The Fund may invest in securities of companies involved in the metals and mining business. Risks of investing in metals and mining company stocks include inaccurate estimates of mineral reserves and future production levels, varying expectations of mine production costs, unexpected changes in mineral prices, technological and operational hazards in mining and mine development activities, increased regulatory and environmental costs, uncertainties inherent in the calculation of mineral reserves, mineral resources and metal recoveries, the timing and availability of financing, governmental, and other approvals, domestic and international politics, and mandated expenditures for safety and pollution control.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers (including Canadian issuers), which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility. Investments in foreign securities also entail higher costs. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Liquidity Risk: Liquidity risk is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It is also the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position could adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund’s ability to pay redemption proceeds may be adversely affected by unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at unfavorable times and conditions.

Additional Risks

In addition to the principal risks discussed in the Fund Summary sections and above, you should also consider carefully the following risks that you assume when you invest in the Funds:

Energized Dividend Fund:

“Development Stage” Companies Risk: The companies in which the Fund invests may include “development stage” companies that may not generate meaningful revenue. Moreover, they could fail to develop and deplete their assets, resulting in large losses. Moreover, start-up companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies.

Preferred Stock Risk: The Fund may invest in preferred stocks. Preferred stocks are subject to the risks associated with other types of equity securities, such as potential volatility, as well as additional risks, such as risks related to deferral and omission of distributions; credit and subordination risk; interest rate risk; call, reinvestment and income risk; liquidity risk; risks related to limited voting rights; and risks related to special redemption rights.

“Special Situation” Companies Risk: The companies in which the Fund invests may experience special situations. “Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin‑off of a division or subsidiary. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time the Fund invests in the company will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

Growth & Income Fund:

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.

High Income Fund:

Asset-Backed Securities Risk: The Fund may invest in asset-backed securities. Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. With asset-backed securities, payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Convertible Securities Risk: The Fund may invest in convertible securities. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Preferred Stock Risk: The Fund may invest in preferred stocks. Preferred stocks are subject to the risks associated with other types of equity securities, such as potential volatility, as well as additional risks, such as risks related to deferral and omission of distributions; credit and subordination risk; interest rate risk; call, reinvestment and income risk; liquidity risk; risks related to limited voting rights; and risks related to special redemption rights.

Risks of CMOs: The Fund may invest in CMOs. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs). In addition, CMOs are more volatile and may be subject to a higher risk of non-payment than other mortgage-related securities. They may also be subject to greater interest rate, prepayment and liquidity risks than other mortgage-related securities.

MNA Resources Fund:

Risks of Debt Obligations: To the extent that the Fund invests in debt obligations, it will be subject to related risks, including:

•	credit risk: generally, the risk that an issuer of a security will fail to pay principal and interest in a timely manner (and lower-rated bonds have greater credit risk);

•	income risk: generally, the risk that falling interest rates will cause the Fund’s income to decline; and

•	interest rate risk: generally the risk that bond prices overall will decline over short or even long periods of time due to rising interest rates.

Risks of the Basic Materials Sector: The Fund may invest in securities of companies in the basic materials sector. General risks of the basic materials sector include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Precious Metals Companies: The Fund may invest in securities of companies involved in the precious metals business. Precious metals companies are subject to risks associated with the exploration, development, and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs, and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations, can swing sharply in response to cyclical economic conditions, political events and the monetary policies of various countries, and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand, and availability of substitutes.

Risks of Metals and Mining Companies: The Fund may invest in securities of companies involved in the metals and mining business. Risks of investing in metals and mining company stocks include inaccurate estimates of mineral reserves and future production levels, varying expectations of mine production costs, unexpected changes in mineral prices, technological and operational hazards in mining and mine development activities, increased regulatory and environmental costs, uncertainties inherent in the calculation of mineral reserves, mineral resources and metal recoveries, the timing and availability of financing, governmental, and other approvals, domestic and international politics, and mandated expenditures for safety and pollution control.

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.

All Funds Other than the Dividend Harvest Fund and the Energized Dividend Fund:

Hedging Risk: The ability of a Fund to benefit from options and futures is largely dependent on the Investment Adviser’s (or sub-adviser’s, as applicable) ability to use these strategies successfully. If the Investment Adviser’s (or sub-adviser’s, as applicable) judgment about the general direction of markets is wrong, the overall performance of the Fund will be poorer than if no such futures and options had been used. In addition, the Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Fund could lose money on futures transactions and will lose money if a purchased option expires worthless. Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Use of options may also (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold. In addition, it is possible that rules and regulations adopted as the result of a new regulatory framework for the derivatives market may impact the Funds’ hedging strategies. The Funds (including the Dividend Harvest Fund and the Energized Dividend Fund) are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and, therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

All Funds:

Risks of U.S. Government Securities: The Funds may invest in U.S. government securities. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government. U.S. government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Risks of Repurchase Agreements: The Funds may enter into certain types of repurchase agreements. Repurchase agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Risks Related to Investments in Other Investment Companies: The Funds may invest in other investment companies (including exchange-traded funds (“ETFs”)). The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The securities of other investment companies may also be leveraged and therefore will be subject to leverage risk. If a Fund invests in investment companies that utilize leverage, the net asset value and market value of such shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by shares of companies that do not use leverage. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and other investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Shareholders would, therefore, be subject to duplicative fees and expenses to the extent the Fund invests in other investment companies.

Portfolio Holdings

The Funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the Funds. A description of these policies and procedures is provided in the SAI.

FUND MANAGEMENT

Investment Adviser

The overall management of the business and affairs of the Funds is the responsibility of the Funds’ Board of Trustees. Viking Fund Management, LLC, PO Box 500, Minot, ND 58702, a registered investment adviser under the Investment Advisers Act of 1940, has served as the investment adviser to the MNA Resources Fund, the High Income Fund and the Growth & Income Fund since August 1, 2009 and as the investment adviser to the Dividend Harvest Fund and the Energized Dividend Fund since the inception of each such Fund. As discussed below, since May 5, 2008, J.P. Morgan Investment Management Inc. (“JPMIM”), 383 Madison Avenue, New York, New York 10179, has served as the investment sub-adviser to the High Income Fund.

Prior to August 1, 2009, Integrity Money Management, Inc. (“Integrity Money Management”), a subsidiary of Integrity Mutual Funds, Inc. (“Integrity”), served as investment adviser to the then-existing Funds. However, on July 31, 2009, Integrity (as seller) generally sold its mutual fund services business to Corridor Investors, LLC (“Corridor”) and Viking Management (collectively as buyer) (together with certain related transactions, the “Transaction”). Corridor is a North Dakota limited liability company that was organized in January 2009 by Robert E. Walstad, the chairman of the Board of Trustees of the Funds, and Shannon D. Radke, the president of Viking Management. Mr. Walstad and Mr. Radke are governors of Corridor and Mr. Radke is the president and chief executive officer of Corridor. Since July 31, 2009, Viking Management has been a wholly-owned subsidiary of Corridor. Viking Management has served as investment adviser to the Integrity/Viking Funds since 1999. The Integrity/Viking Funds include: (1) the Funds; and (2) six series of Viking Mutual Funds known as the Viking Tax-Free Fund for Montana, the Viking Tax-Free Fund for North Dakota, the Kansas Municipal Fund, the Maine Municipal Fund, the Nebraska Municipal Fund, and the Oklahoma Municipal Fund. As of October 17, 2019, Viking Management had net assets under management of approximately $670 million.

Viking Management is responsible for (a) providing a program of continuous investment management for each Fund in accordance with the Fund’s investment objectives, policies and limitations; (b) making investment decisions for each Fund; and (c) placing orders to purchase and sell securities for each Fund. Each Fund’s investment advisory agreement with the Investment Adviser (each, an “Investment Advisory Agreement”) provides for an annual fund management fee computed daily and paid monthly at the following annual rates as a percentage of each Fund’s average daily net assets:

Fund	Annual Rate (as a percentage of average daily net assets)
Dividend Harvest Fund	0.75%
Energized Dividend Fund	0.75%
Growth & Income Fund	1.00%
High Income Fund	0.85%
MNA Resources Fund	0.50%

For the fiscal year ended July 31, 2019, the Funds paid, after contractual fee waivers and expense reimbursements, if any, the following management fees to Viking Management, as a percentage of average net assets:

Fund	Fee Paid to Viking Management (as a percentage of average daily net assets)
Dividend Harvest Fund	0.19%
Energized Dividend Fund	0.00%
Growth & Income Fund	0.32%
High Income Fund	0.00%
MNA Resources Fund	0.47%

Each Fund generally pays its own operating expenses, including but not limited to the costs associated with custodian, administrative, transfer agent, accounting, legal and audit services. (Please refer to the SAI for an additional discussion of Fund expenses.) A portion of these costs may be reimbursed by the Investment Adviser, either at its discretion or pursuant to a contractual fee waiver and expense reimbursement agreement. Viking Management has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that each Fund’s total annual operating expenses (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed the percentage of average daily net assets set forth below. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup from a Fund such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

In addition, certain affiliated service providers, including Integrity Fund Services, LLC and Integrity Funds Distributor, LLC, may voluntarily waive from time to time all or a portion of their respective fees, which waiver may occur before Viking Management waives any of its fee or reimburses any expenses to satisfy its contractual expense limitation agreement. Amounts voluntarily waived are not eligible for repayment. The contractual fee waivers currently in effect are as follows:

Dividend Harvest Fund
Class A	0.95%
Class C	1.70%
Class I	0.70%

Energized Dividend Fund
Class A	1.05%
Class C	1.80%
Class I	0.80%

Growth & Income Fund
Class A	1.24%
Class C	1.99%
Class I	0.99%

High Income Fund
Class A	0.99%
Class C	1.74%
Class I	0.74%

MNA Resources Fund
Class A	1.50%
Class C	2.00%
Class I	1.00%

With respect to the High Income Fund, the Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of such Fund.

Board Approval of Investment Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ Investment Advisory Agreements and, with respect to the High Income Fund, such Fund’s sub-advisory agreement, is available in the  Funds’ semi-annual report to shareholders for the period ended January 31, 2019.

Portfolio Managers—Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, and MNA Resources Fund

Viking Management provides advisory services to the Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, and MNA Resources Fund under a portfolio management team (“Team”) that is jointly and primarily responsible for the day-to-day management of these Funds’ portfolios. For the Dividend Harvest Fund, the Team currently consists of Shannon Radke, Josh Larson, Michael Morey, and Trey Welstad. For the Energized Dividend Fund, the Team currently consists of Shannon Radke, Monte Avery, Michael Morey, and Trey Welstad. For the Growth & Income Fund, the Team currently consists of Josh Larson, and Trey Welstad. For the MNA Resources Fund, the Team currently consists of Monte Avery, Shannon Radke and Michael Morey.

Mr. Radke (Senior Portfolio Manager) is a governor and president of Viking Management and a governor of Corridor. He holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota and has been engaged in the securities business since 1988 as a securities representative and as operations manager and later as chief operating officer of an investment advisory firm. Mr. Radke founded Viking Management in September 1998 and has been a portfolio manager for 19 years. In addition to the Funds, Mr. Radke serves as a co-portfolio manager to various other funds currently advised by Viking Management.

Mr. Larson (Portfolio Manager) holds Bachelor of Science degrees in Finance and Management from Minot State University. He joined Integrity Viking Funds in 2010 in the fund accounting division and as a research analyst for certain funds advised by Viking Management. Since May 2012, Mr. Larson has served as a co-portfolio manager of the Dividend Harvest Fund, since May 2013, he has served as a co-portfolio manager of the Growth & Income Fund, and since November 2014, he has served as a co-portfolio manager of funds under Viking Mutual Funds.

Mr. Morey (Portfolio Manager) holds a Bachelor of Science degree in Finance from Minot State University. He joined the fund accounting division of Integrity Viking Funds in 2009 and has been a research analyst for certain funds advised by Viking Management since February 2010. Since May 2012, Mr. Morey has served as a co-portfolio manager of the Dividend Harvest Fund, since May 2013, he has served as a co-portfolio manager of the MNA Resources Fund, and since May 2016, he has served as a co‑portfolio manager of the Energized Dividend Fund.

Mr. Welstad (Portfolio Manager) holds Bachelor of Science degrees in Finance, Management, and Marketing from Minot State University. In May 2012, he graduated from Minot State University and, in June 2012, he began his work at Integrity Viking Funds as a research analyst for certain funds advised by Viking Management. Mr. Welstad is a CFA charterholder. He has served as a co-portfolio manager of the Growth & Income Fund and the Dividend Harvest Fund since May 2015 and as a co portfolio manager of the Energized Dividend Fund since May 2016.

Mr. Avery (Senior Portfolio Manager) was previously an employee of Integrity Money Management and, since August 1, 2009, has been an employee of Viking Management. Mr. Avery started in the securities business with PaineWebber in 1981 as a registered representative, transferring to Dean Witter in 1982. In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start its Invest Center. He transferred back to Dean Witter in 1993, where he remained until he joined Integrity Mutual Funds in 1995. Since that time, Mr. Avery has served as a portfolio manager to various funds currently advised by Viking Management, including certain funds previously advised by Integrity Money Management, Inc. In addition, since April 2010, he has served as a co-portfolio manager of the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota.

Sub-Adviser and Portfolio Managers—High Income Fund

J.P. Morgan Investment Management Inc.

Since May 5, 2008, JPMIM has served as sub-adviser to the High Income Fund. JPMIM, located at 383 Madison Avenue, New York, New York 10179, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and provides investment advisory services to a substantial number of institutional and other investors. JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMC”), a bank holding company.

As compensation for sub-advisory services provided to the High Income Fund, the Investment Adviser is required to pay JPMIM a fee computed at an annual rate of 0.35% of the Fund’s average daily net assets (allocated proportionally between Class A, Class C, and Class I shares of the High Income Fund).

Portfolio Manager Information

The portfolio managers identified below are jointly responsible for the day-to-day management of the Fund’s portfolio.

Robert L. Cook, managing director, is the global head of the Global High Yield team in the Global Fixed Income, Currency & Commodities (GFICC) group. Based in Indianapolis, he is the lead portfolio manager and is responsible for overseeing all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products. Mr. Cook is also a member of the Global Fixed Income Macro Strategy Team. Prior to joining JPMIM in 2004, Mr. Cook was co-head of the fixed income investment process at 40|86 Advisors, where he was responsible for managing high yield total return assets and was the director of credit research. Prior to joining 40|86 Advisors in 1994, he worked at PNC Bank’s investment banking division in Pittsburgh, Pennsylvania, where he was involved with syndicated loans, mergers and acquisitions, private placements and structured products. Mr. Cook holds a B.S. in finance from Indiana University. He is a CFA charterholder and a member of the Indianapolis Society of Financial Analysts.

Thomas Hauser, managing director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in Indianapolis, he is the co-lead portfolio manager within the High Yield Fixed Income Team and is responsible for overseeing high yield total return strategies, sub-advised mutual fund assets and absolute return credit products. Prior to joining JPMIM in 2004, Mr. Hauser was a co-portfolio manager on three mutual funds and co-head of the Collateralized Bond Obligation (CBO) Group at 40|86 Advisors. Prior to joining 40|86 Advisors in 2001, he had been with Van Kampen Investments since 1993, where he was a vice president responsible for co-managing several high yield mutual funds and was head of the high yield trading desk. Mr. Hauser holds a B.S. in finance from Miami (Ohio) University. He is a CFA charterholder and a member of the Indianapolis Society of Financial Analysts.

Additional Information about Portfolio Managers

The SAI contains additional information about the compensation of the portfolio managers, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities of the Funds with respect to which such person has or shares management responsibility.

Manager-of-Managers

Under the Investment Advisory Agreement between Viking Management and the Funds, Viking Management  is authorized, at its own cost and expense, to enter into a sub-advisory agreement with a sub-adviser with respect to the respective Fund. If an investment adviser delegates portfolio management duties to a sub-adviser, the Investment Company Act of 1940 (the “1940 Act”) generally requires that the sub-advisory agreement between the adviser and the sub-adviser be approved by the Board and by Fund shareholders. Specifically, Section 15 of the 1940 Act, in relevant part, makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders.

In 2009, shareholders of each then‑existing Fund approved a “manager-of-managers” structure for their Fund. Subsequently, the initial shareholder of the Dividend Harvest Fund and the Energized Dividend Fund approved the structure for each such Fund. The Funds have received an order from the Securities and Exchange Commission (“SEC”) permitting the Funds to be managed under a “manager-of-managers” structure (the “SEC Order”). The SEC Order generally permits Viking Management to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers subject to approval by the Board of Trustees, but without obtaining shareholder approval. If a sub-adviser is hired to provide sub-advisory services to a Fund, such Fund will provide information concerning the sub-adviser to shareholders of the Fund concerned.

Under the “manager-of-managers” structure for a Fund, Viking Management would remain the primary provider of investment advisory services to the Fund, would be permitted to hire or change sub-advisers, as appropriate, and would have ultimate responsibility (subject to oversight by the Funds’ Board of Trustees) to oversee sub-advisers and recommend to the Board their hiring, termination, and replacement. Viking Management would remain responsible for providing general management services to a Fund utilizing the manager-of-managers structure, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to review and approval of the Board of Trustees, would, among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select, and recommend sub-advisers to manage all or a part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objectives, policies, and restrictions.

THE SHARES OFFERED

Each Fund offers Class A shares, Class C shares, and Class I shares. As described below, Class A shares, Class C shares, and Class I shares differ in certain ways, including with respect to sales charges and fees.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value (“NAV”) per share plus an up-front sales charge; however, if you are a shareholder of the Growth & Income Fund and you were also a shareholder of that Fund on April 30, 2011 (a “Pre-May 2011 Existing Shareholder”), you will not be subject to an up-front sales charge on purchases of additional Class A shares of the Growth & Income Fund. Each Fund has adopted a plan under Rule 12b-1 under the 1940 Act with respect to its Class A shares that authorizes each Fund to compensate its distributor, Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or the “Distributor”) for services performed and expenses incurred by the Distributor in connection with the distribution of Class A shares of the Fund and for providing personal services and the maintenance of shareholder accounts. Under its respective plan, with respect to its Class A shares, the Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, and High Income Fund each may pay an annual Rule 12b-1 fee of up to 0.25%, of its average daily net assets for distribution and shareholder services, and the MNA Resources Fund may pay an annual Rule 12b-1 fee of up to 0.50% (up to 0.25% for distribution and up to 0.25% for shareholder services). The Distributor may pay a portion of the distribution and services fees to your financial adviser for providing distribution and ongoing services to you, respectively. The Distributor retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

The up-front sales charge and the commissions paid to dealers for the Dividend Harvest Fund, Energized Dividend Fund, Growth & Income Fund, and MNA Resources Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	1.75%
$500,000 but less than $1,000,000	1.75%	1.78%	1.25%
$1,000,000 and above(1)	0.00%	0.00%	1.00%

(1)

In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1% Contingent Deferred Sales Charge (“CDSC”), based on the cumulative cost of the Class A shares being sold or the current account market value, whichever is less, may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions); however, a CDSC will not be assessed on redemptions of Class A shares of the Growth & Income Fund that were purchased by Pre-May 2011 Existing Shareholders.

The up-front sales charge and the commissions paid to dealers for the High Income Fund are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.25%	4.44%	3.50%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.25%	3.36%	2.50%
$250,000 but less than $500,000	2.75%	2.83%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.50%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above(1)	0.00%	0.00%	1.00%

(1)

In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1% CDSC, based on the cumulative cost of the Class A shares being sold or the current account market value, whichever is less, may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through the rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. The Distributor may pay a commission of 1%, out of its own resources, to broker-dealers who initiate and are responsible for the purchase of Class A shares for qualified retirement plans or of $1 million or more.

Class C Shares

You can buy Class C shares of each Fund at the offering price, which is the NAV per share. Each of the Funds has adopted a plan under Rule 12b-1 with respect to its Class C shares that authorizes it to compensate the Distributor for services performed and expenses incurred by the Distributor in connection with the distribution of its Class C shares, for providing personal services, and for the maintenance of shareholder accounts. Under the plan of each Fund, with respect to its Class C shares, the Fund may pay an annual Rule 12b-1 fee of up to 1% (up to 0.75% for distribution and up to 0.25% for shareholder services) of its allocable average daily net assets for distribution and shareholder services. The Distributor may pay a portion of the distribution and services fees to your financial adviser for providing distribution and ongoing services to you, respectively. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges. There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC for the Class C shares is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, the Fund will sell the shares in the order they were purchased.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

Class I Shares

You can buy Class I shares of each Fund at the offering price, which is the net asset value (“NAV”) per share without any up-front sales charge. As Class I shares are not subject to sales charges or ongoing service or distribution fees, they have lower ongoing expenses than the other classes.

Class I shares may also be available on certain brokerage platforms. An investor transacting in Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Fund shares are available in other share classes that have different fees and expenses.

In addition to certain categories of investors listed below, Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment is $1,000 ($50 for accounts opened through an automatic investment plan account and $250 for an IRA account).

Class I shares are available for purchase by the following categories of investors:

•	investors who purchase through a fee-based advisory account with a financial intermediary (as described above);

•	employer sponsored retirement and benefit plans, endowments, or foundations;

•

banks or bank trust departments investing for their own account or for funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity;

•

subject to applicable law and/or exemptive relief, any registered investment company that is not affiliated with the Integrity/Viking Funds and which invest in securities of other investment companies;

•	any plan organized under Section 529 under the Internal Revenue Code of 1986, as amended (i.e., a 529 plan);

•

any person who, for at least the last 90 days, has been an officer, director, or employee of any financial intermediary for themselves, their immediate family members (“immediate family members” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings), their IRAs or employer sponsored IRAs;

•	current, former, and retired trustees/directors, employees, and officers of any Integrity/Viking Fund for themselves, their immediate family members, their IRAs or employer sponsored IRAs;

•	current, former, and retired officers, directors, and governors of Corridor and its affiliates, for themselves, their immediate family members, their IRAs, or employer sponsored IRAs;

•

current, former, and retired employees of Corridor and its affiliates for themselves, their immediate family members, their IRAs or employer sponsored IRAs or any corporation, partnership, sole proprietorship, or other business organization in which such persons own a 25% or greater stake; and

•

persons who retain an ownership interest in or who are the beneficial owners of an interest in Corridor for themselves, their immediate family members, their IRAs or employer sponsored IRAs, any corporation, sole partnership, or other business organization in which such person owns a 25% or greater stake.

Unless otherwise noted above, Class I shares are not available for IRAs or employer sponsored IRAs unless purchased through a fee-based advisory account with a financial intermediary.

Holders of Class I shares may purchase additional Class I shares using dividends and capital gains distributions on their shares.

Please refer to the SAI for more information about Class I shares, including more detailed eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

HOW TO REDUCE YOUR SALES CHARGE

There are a number of ways to reduce or eliminate the up-front sales charge on Class A shares of the Funds. To receive a reduction in your initial sales charge, you must let your financial advisor know that you are eligible for a reduction, or else you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary to provide your adviser with information and records (including account statements) of all relevant accounts invested in a Fund and other funds in the Integrity/Viking Funds, such as:

•	information or records regarding shares of the Funds or other Integrity/Viking Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

•	information or records regarding shares of the Funds or other Integrity/Viking Funds held in any account of the shareholder at another financial intermediary; and

•

information or records regarding shares of the Funds or other Integrity/Viking Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

Please retain any records necessary to substantiate your historical costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. The Funds may modify or discontinue these programs at any time.

Class A Sales Charge Reductions

Rights of Accumulation

A right of accumulation (“ROA”) permits an investor to aggregate shares owned by you, your spouse, and your children or grandchildren, if they are under the age of 21 (cumulatively, the “Investor”) in some or all of the Integrity/Viking Funds to reach a breakpoint discount. Your retirement plan accounts, family trust accounts, and solely-controlled business accounts may also be included. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (including reinvested dividends) or the current account market value, whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

Letter of Intent

An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Integrity/Viking Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a nonbinding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when the investor sells his or her shares, if earlier), the sales charge will be adjusted upward and shares that were purchased under the reduced sales charge schedule will be liquidated to pay the additional sales charge owed to the extent unpaid by the investor.

Group Purchases

Each Fund has a group investment and reinvestment program (the “Group Program”) that allows investors to purchase shares of a Fund with a lower minimum initial investment and with a lower sales charge if the investor and the Group Programs of which he or she is a participant meet certain cost saving criteria set forth in the SAI.

Investments of $1 Million or More

For each Fund, if you invest $1 million or more, either as a lump sum, through the rights of accumulation quantity discount, or through the letter of intent program, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 24 months of purchase; a CDSC will not be assessed on redemptions of shares of the Growth & Income Fund by Pre-May 2011 Existing Shareholders. For each Fund, the CDSC is based on the cumulative cost of the shares being sold or the current account market value, whichever is less. The CDSC does not apply to shares acquired by reinvesting dividends and/or distributions in the applicable Fund. Each time you place a redemption request, the Funds will sell any shares in your account that are not subject to a CDSC first. If there are not enough of these shares to meet your request, the Funds will sell the shares in the order in which they were purchased. The same method will be used if you exchange your shares into another Integrity/Viking Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements of the sales charge reduction programs. Additional information is available from your financial adviser or by calling 800-276-1262. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify the Distributor at the time of each purchase if you are eligible for any of these programs. The Funds may modify or discontinue these programs at any time.

CDSC Waivers

For each Fund, a CDSC may not be assessed on redemptions of such Fund:

•

following the death of the last surviving shareholder on the account or the post-purchase disability of all registered shareholders, as defined in Section 729(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

•	due to the termination of a trust following the death of the trustor/grantor or beneficiary, provided that the trust document specifically states that the trust is terminated upon death;

•	representing minimum required distributions from an IRA or other retirement plan as required under the Internal Revenue Code.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

Class A Sales Charge Waivers

Class A shares may be purchased without an initial sales charge by particular classes of investors, including:

•

current and former registered representatives and employees, including their immediate families, of broker-dealers having selling group agreements with Integrity Funds Distributor or any trust, pension, profit-sharing, or other benefit plan for such persons (immediate family is defined to include the individual, his/her spouse, and their children, their parents, and their siblings);

•

current and former employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory, custody, or administrative services related to the Fund pursuant to an agreement with the Fund, Corridor or one of its affiliates, or any trust, pension, profit-sharing, or other benefit plan for such persons;

•	individuals and institutions purchasing shares in connection with the acquisition of the assets of or merger or consolidation with another investment company;

•	investors purchasing through certain asset- or transaction-fee based investment advisers, broker-dealers, bank trust departments, and other financial services firms;

•	401(k), 403(b), 457, profit-sharing, and defined benefit plans; excluded from this waiver are SEPs, SARSEPs, and SIMPLE IRAs; and

•	foundations and endowments, provided the foundation or endowment has assets of $1 million or more.

The elimination of the up-front sales charge for certain individuals and institutions is provided because of anticipated economies of scale and reduced sales-related efforts. A Fund must be notified in advance that you believe your investment qualifies for a sales charge reduction or waiver. Additional information is also available from the SAI or from your financial adviser.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

HOW TO BUY SHARES

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (“NYSE”) is open for business. Generally, the NYSE is closed on weekends, national holidays, and Good Friday. The close of regular trading on the NYSE is normally 3:00 p.m., Central Time. Each Fund will process purchase orders that it receives in proper form prior to the close of regular trading on a day on which the NYSE is open at the NAV determined on that day. An order is in “proper form” if the Fund’s transfer agent, Integrity Fund Services, LLC (“Integrity Fund Services” or the “Transfer Agent”), has all of the information and documentation it deems necessary to effect your order, which would typically mean that it has received federal funds, a wire, a check or Automated Clearing House (“ACH”) transaction, together with a completed account application. Should you wish to purchase shares via wire transfer, please call the Transfer Agent at 800-601-5593 for wire instructions. The wire must be received by 3:00 p.m., Central time, for you to receive that day’s share price. Each Fund will process purchase orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor. If you do not have a dealer, call 800-276-1262 and the Distributor can refer you to one. Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. If you buy, hold, or sell Fund shares through an investment dealer, bank, or other financial institution or intermediary, the transaction policies of the intermediary will apply, which may vary from those described below. In addition, your intermediary may charge you fees for executing transactions and for other services that are not described in the prospectus. These shareholders should contact their financial intermediary for additional information regarding its transaction policies, procedures, and fees.

Purchase requests should be addressed to the authorized dealer or agent from whom you received this prospectus. Such dealers or agents may place a telephone order with the Distributor for the purchase of shares. Checks should be made payable to the name of the applicable Fund. The Transfer Agent will charge a $15.00 fee against a shareholder’s account for any payment returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

A Fund may reject any purchase orders, including exchanges, for any reason. A Fund will reject any purchase orders, including exchanges, from investors that, in the Investment Adviser’s opinion, may constitute excessive trading. For these purposes, the Investment Adviser may consider an investor’s trading history in the Fund or other Integrity/Viking Funds, and accounts under common ownership or control.

The Funds may not be available for purchase in every state. Please consult your investment representative or Integrity Fund Services concerning the availability of a particular Fund in your state.

To make any ownership changes to any accounts over $100,000, a signature guarantee will be required.

Minimum Investments and Share Price

You may open an account with a minimum initial investment of $1,000 ($50 for the Automatic Investment Plan (described below) and $250 for an IRA) and make additional investments at any time with as little as $50. The Funds may change these minimum investments at any time and may accept investments of smaller amounts at their discretion.

Each Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000 for any reason, including market fluctuation. Should a Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor’s account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed. The investor will not be assessed a CDSC if the account is redeemed.

The price you pay for shares will depend on how and when the Fund receives your order. You will receive the share price next determined after the Fund has received your order. If you place your order by contacting the Fund directly, your order must be received by the Fund prior to the close of regular trading of the NYSE (normally 3:00 p.m., Central Time) for you to receive that day’s price. However, if you place your order through a dealer prior to the close of regular trading of the NYSE, you will receive that day’s price. Dealers are obligated to transmit orders promptly. See “Net Asset Value” for a discussion of how shares are priced.

IMPORTANT INFORMATION ABOUT PURCHASES

Customer Identification Procedures

The Funds are required under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts, including legal entity customers. When completing a new account application, you will be required to supply your full name, date or birth, social security number or other taxpayer identification number, and permanent street address (not a P.O. box) to assist in verifying your identity. Effective May 11, 2018, these anti-money laundering and customer identification procedures apply with respect to new accounts opened by legal entity customers, and the Funds require similar identifying information for each individual that directly or indirectly owns 25% or more of the equity interests in the legal entity or that has managerial control of the legal entity. However, the requirements to look through to and obtain identifying information of the beneficial owners and controlling managers of legal entity customers generally do not apply to financial institutions regulated by a federal or state regulator, entities registered with the SEC, and omnibus accounts of financial intermediaries, among other excluded entities. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Funds to close or suspend further activity in an account.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO (Army Post Office) or FPO (Fleet Post Office) addresses.

Each Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000 for any reason, including market fluctuation. Should a Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor’s account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed.

Purchases Made Through a Financial Adviser

Financial advisers or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee are determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales charges and Fund expenses described in the prospectus and SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

If you purchase your Fund shares through a financial adviser, which includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan administrator, or any other institutions having a selling, administration, or similar agreement with the Investment Adviser, the Distributor, or one of its affiliates, the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sale charges and Rule 12b-1 distribution and service fees, or otherwise from the Investment Adviser or the Distributor. Please refer to the SAI for details.

In addition, the Investment Adviser, the Distributor, or one or more of their affiliates, out of their own resources, may make cash payments to certain financial advisers who support the sale of Fund shares in recognition of their marketing, transaction processing and/or administrative services support. This compensation is not reflected in the fees and expenses listed for each Fund under the heading “Fees and Expenses of the Fund” in its Fund Summary.

The Distributor or one or more of its affiliates may also from time to time make additional payments, out of their own resources, to certain authorized dealers that sell shares of the Integrity/Viking Funds distributed by the Distributor in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Integrity/Viking Fund shares and/or total assets of Integrity/Viking Funds held by the firm’s customers. The level of payments that the Distributor is willing to provide to a particular authorized dealer firm may be affected by, among other factors:

•	the firm’s total assets held in and recent investments in Integrity/Viking Funds;

•	the firm’s level of participation in Integrity/Viking Funds sales and marketing programs;

•	the firm’s compensation program for its registered representatives who sell Integrity/Viking Fund shares and provide services to Integrity/Viking Funds’ shareholders; and

•	the asset class of the Integrity/Viking Funds for which these payments are provided.

For the twelve months ended July 31, 2019, these payments in the aggregate were approximately 0.000% to 0.010% of the assets in the Integrity/Viking Funds, although payments to particular authorized dealers can be significantly higher. The SAI contains additional information about these payments, including the names of the dealer firms to which the payments are expected to be made. This compensation is not reflected in the fees and expenses listed for each Fund under the heading “Fees and Expenses of the Fund” in its Fund Summary. The Distributor or one or more of its affiliates may also make payments to dealers and other financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which the Distributor promotes its products and services.

The amount of payments by the Distributor and/or its affiliates to a dealer or other financial intermediary could be significant and could create an incentive for the dealer or other intermediary or its representatives to recommend or offer shares of the Funds to you. The dealer or other financial intermediary may elevate the prominence or profile of the Funds within its organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting the Distributor and/or its affiliates preferential or enhanced opportunities to promote the Funds in various ways within the dealer’s or other financial intermediary’s organization.

Automatic Investment Plan—The Monthomatic Investment Plan

Once you have established a Fund account, systematic investing allows you to make monthly investments through automatic deductions from your bank account (the “Monthomatic Plan”). Simply complete the appropriate section of the account application form or call Integrity Fund Services at 800-601-5593 for the appropriate forms.

With the Monthomatic Plan, you can make monthly investments of $50 or more per month by authorizing Integrity Fund Services to take money out of your bank, savings and loan association, or credit union (“financial institution”) account. If an investor has expedited wire transfer redemption privileges with his or her fund account, such investor must designate the same financial institution account for both the Monthomatic Plan and the wire redemption programs. If you redeem shares within fifteen days after purchasing them under the Monthomatic Plan and your account does not have sufficient funds, your redemption proceeds may not be sent until your account has sufficient funds, which may take up to fifteen days. You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services at P.O. Box 759, Minot, ND 58702. The termination will become effective within seven days after Integrity Fund Services has received the request. The Funds may terminate or modify the Monthomatic Plan at any time and may immediately terminate a shareholder’s Monthomatic Plan if any item is unpaid by the shareholder’s financial institution. There is no charge for the Monthomatic Plan.

SPECIAL SERVICES

To help make investing with Integrity Funds Distributor easy and efficient, the following services are offered.

Exchanging Shares

You can exchange Class A shares between any Integrity/Viking Fund with an up-front sales charge structure without paying any additional sales charges. Additionally, you can exchange Class C shares of a Fund for Class C shares of another Fund that offers Class C shares. However, owners of Class A shares of a Fund may not exchange their Class A shares for Class C shares, and owners of Class C shares of a Fund may not exchange their Class C shares for Class A shares. Before requesting an exchange, review the prospectus of the Integrity/Viking Fund you wish to acquire. Exchange purchases are subject to eligibility requirements as well as the minimum investment requirements of the fund shares purchased. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. If you purchased shares subject to the CDSC, the CDSC will not be assessed at the time of the exchange. However, you will be required to pay any remaining deferred sales charge owed on the exchanged shares at the time the acquired shares are redeemed, if any. For purposes of calculating the CDSC, your holding period will begin on the date you purchased the shares being exchanged.

For federal income tax purposes, an exchange is a sale of shares and may result in a taxable gain or loss followed by a purchase of shares of the fund into which you exchange. The Internal Revenue Service could however assert that a loss could not be currently deducted. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after the purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if the exchange options discussed above are available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form or letter of instruction. Alternatively, you may make exchanges by telephone by calling Integrity Fund Services at 800-601-5593. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

Share Class Conversions

Class I shares of a Fund may be converted into Class A or Class C shares of the same Fund, and Class A or Class C shares of a Fund may be converted into Class I shares of the same Fund, provided that you are eligible to buy the new share class. (However, Class A shares of a Fund may not be converted into Class C shares, and Class C shares may not be converted into Class A shares.) Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details.

In general, the conversion of shares of one class of a Fund for shares of another class of the same Fund is not considered a taxable event for federal income tax purposes. Any CDSC associated with the shares being converted will be assessed immediately prior to the conversion into shares of the new share class. Shares redeemed to pay the CDSC would be considered a taxable redemption. Please consult your own tax advisor for further information.

See the applicable prospectus for share class information. Fees and expenses differ between share classes. You should read the prospectus for the share class for which you are seeking to convert your shares prior to the conversion.

Share class conversions are made upon receipt of a properly completed request form or letter of instruction. Alternatively, you may request share class conversions by calling Integrity Fund Services at 800-601-5593. The conversion right may be changed or discontinued at any time upon 60 days’ notice to shareholders.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

Reinstatement Privilege

If you redeem Fund shares, you may reinstate all or part of your redemption proceeds within 365 days at NAV without incurring any additional charges. You may only reinstate into the same share class from which you redeemed. If you paid a CDSC, the Funds will refund your CDSC as additional shares in proportion to the reinstatement amount of your redemption proceeds, and your holding period will also be reinstated. The Funds may modify or terminate this privilege at any time. You should consult your tax advisor about the tax consequences of exercising your reinstatement privilege. The Funds must be notified that an investment is a reinstatement.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charge and waivers for Fund shares purchased through Raymond James.

Telephone Privileges

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell, or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as Integrity Fund Services takes certain measures to verify telephone requests, Integrity Fund Services will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

HOW TO SELL SHARES

You may sell (redeem) your shares on any day the NYSE is open. Generally, the NYSE is closed on weekends, national holidays and Good Friday. You will receive the share price based on the NAV next determined after the applicable Fund has received your properly completed redemption request as described below. Your redemption request must be received before the close of regular trading for you to receive that day’s price. While the Funds do not charge a redemption fee, you may be assessed a CDSC, as discussed above, on the redemption of certain Fund shares. If you redeem shares through your investment representative, please note that your investment representative may charge a processing or service fee.

Requests to sell $100,000 worth of shares or less generally can be made over the telephone by calling Integrity Fund Services at 800-601-5593 or by written request addressed to Integrity Fund Services, LLC, P.O. Box 759, Minot, ND 58702. Sometimes, however, to protect you and the Funds, we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

•	you are selling more than $100,000 worth of shares;

•	you want your proceeds paid to someone who is not a registered owner;

•	you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

•	you have changed the address on your account by phone within the last 30 days.

To properly complete your redemption request, your request must include the following information:

•	the Fund’s name;

•	your name and account number;

•	the dollar or share amount you wish to redeem;

•	any required signatures;

•	the name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	the address where you want your redemption proceeds sent (if other than the address of record);

•	any certificates you have for the shares (signed certificate or a duly endorsed stock power); and

•	any required signature guarantees.

Redemption Proceeds

Redemption payments will be made in the form of a check or can be sent to your bank account through the ACH network. In addition, redemption checks may be sent by overnight mail for a fee which will reduce the amount of your redemption proceeds. Redemption proceeds may be transmitted through a wire transfer for a fee which will reduce the amount of your redemption proceeds. Normally, your redemption proceeds will be sent the next business day after Integrity Fund Services receives your request in proper form, but it may take up to seven days if making immediate payment would adversely affect the Fund. Integrity Fund Services is not able to pay out redemption proceeds in the form of currency. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to fifteen days from the date of purchase. A certified or cashier’s check may clear in less time. Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm; a notary public cannot provide a signature guarantee.

In addition, a Fund may suspend the right of redemption under the following unusual circumstances:

•	when the NYSE is closed (other than for weekends and holidays) or trading is restricted, as determined by the SEC;

•	when an emergency exists as determined by the SEC, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the NAV per share next determined after the termination of the suspension.

Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund’s holdings of cash or cash equivalents or by selling other portfolio assets. The Funds reserve the right to satisfy an order to sell Fund shares with liquid securities rather than cash, for certain very large orders. If the Fund pays redemption proceeds by distributing securities in kind, you could incur brokerage costs and/or other transaction costs and charges, as well as tax liability, when converting the distributed securities to cash. You may also be subject to market risk, which means that the value of the distributed securities may decline as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers.

Systematic Withdrawal Program

If the value of your Fund account is at least $5,000, you may request to have a specific amount withdrawn automatically from your account, subject to any CDSC, with the Systematic Withdrawal Program (the “Program”). You may elect to receive payments monthly, quarterly, semi-annually, or annually. Shares will be redeemed from your account for the specified withdrawal amount plus any CDSC on approximately the first or 25th of the applicable month. If withdrawals exceed reinvested dividends and distributions, an investor’s shares will be reduced and eventually depleted. You must complete the appropriate section of the account application to participate in the Program. A shareholder who participates in the Monthomatic Plan is ineligible to participate in the Program. To participate in the Program, shares may not be in certificated form. You may terminate participation in the Program at any time. The Funds may terminate or modify the Program at any time.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Market Timing Policy

The Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the Funds, including but not limited to market timing. Short-term or excessive trading into and out of a Fund can disrupt portfolio management strategies, harm performance, and increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs. A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as: the size of the Fund; the amount of assets the Fund typically maintains in cash or cash equivalents; the dollar amount, number, and frequency of trades in Fund shares; and other factors. Arbitrage market timing may also be attempted in funds that hold significant investments in securities and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. Each Fund may refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer, and as further set out below. The Funds’ Board of Trustees has adopted and implemented the following policies and procedures to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring; (ii) restricting certain transactions; and (iii) using fair value pricing in certain instances. Each of these procedures is described in more detail below.

Although these procedures are designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in a Fund may occur. Moreover, each of these procedures involves judgments that are inherently subjective. Viking Management and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests. The Funds may modify these procedures in response to changing regulatory requirements imposed by the SEC, or to enhance the effectiveness of these procedures and to further restrict trading activities by market timers. Although the Funds and their service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated.

Trade Activity Monitoring

The Funds, Viking Management, and their agents monitor selected trades and flows of money into and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the procedures. If, as a result of this monitoring, a Fund, Viking Management, or one of their agents believes that a shareholder has engaged in excessive short-term trading, the Transfer Agent will, at its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. The Fund may reject purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers.

Restrictions on Certain Transactions

In order to prevent market timing, the Funds will impose the following restrictions:

•	the Funds will restrict or refuse purchase or exchange orders that the Funds or the Distributor believes constitute excessive trading;

•	the Funds will reject transactions that violate the Funds’ excessive trading policies or their exchange limits;

•	in order to limit excessive exchange activity and otherwise to promote the best interests of the Funds, the Funds will monitor all redemptions that take place within thirty days of purchase; and

•	the Funds will process trades received after the close of regular trading on the NYSE (generally 3:00 p.m., Central Time) at the NAV next calculated.

However, trades transmitted through National Securities Clearing Corporation (“NSCC”) that are received by Integrity Fund Services after 3:00 p.m. Central Time but received by the broker-dealer, bank, or other financial institution transmitting the trade through NSCC before 3:00 p.m. Central Time are processed with the date the trade is received by such financial institution.

Investors are subject to this market timing policy whether a direct shareholder of the Funds or investing indirectly in the Funds through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an omnibus account with the Funds for trading on behalf of its customers.

While the Funds will encourage financial intermediaries to apply the Funds’ market timing trading policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or is difficult to identify because of the omnibus accounts used by those intermediaries for aggregated purchases, exchanges, and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether or not the trading by customers of financial intermediaries is contrary to the Funds’ market timing trading policy. However, under federal securities law, funds are generally required to enter into shareholder information agreements with certain financial intermediaries that hold fund shares in “omnibus accounts” on behalf of others. Pursuant to these arrangements, the financial intermediary agrees to, among other things, provide certain information upon fund request about shareholders and transactions in these accounts to help enable funds to enforce restrictions on market timing and similar abusive transactions. The financial intermediary will also execute any instructions from the fund to restrict or prohibit purchases or exchanges by a shareholder the fund has identified as violating its market timing policies.

Fair Value Pricing

The Funds have fair value pricing procedures in place. By fair valuing a security whose price may have been affected (i) by events occurring after the close of trading in its respective market or (ii) by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon their current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders. Despite best efforts, however, there is an inherent risk that the fair value may be higher or lower than the value a Fund would have received if it had sold the investment.

Additional Policies

Please note that the Funds maintain additional policies and reserve certain rights including:

•	The Funds may refuse any order to buy shares, including any purchase under the exchange privilege or conversion right.

•	At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

•	The Funds may modify or discontinue the exchange privilege or conversion right on 60 days’ notice.

•	The Funds are not available for purchase in every jurisdiction. Please consult your investment representative or Integrity Fund Services concerning the availability of a particular Fund.

•	To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

•	The Funds may modify or discontinue the available sales charge reductions and waivers at any time.

•

Integrity Fund Services will charge a $15.00 fee against a shareholder’s account for any payment returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Funds as a result.

DISTRIBUTIONS

Dividends and Distributions

The High Income Fund declares net investment income as dividends daily and payable monthly. The Dividend Harvest Fund and the Energized Dividend Fund each declares net investment income as dividends quarterly and payable quarterly. Effective January 1, 2020, the Dividend Harvest Fund and the Energized Dividend Fund will declare net investment income as dividends monthly and payable monthly. The MNA Resources Fund and Growth & Income Fund distribute substantially all of their net investment income annually. Effective January 1, 2020, the MNA Resources Fund will declare net investment income as dividends quarterly and payable quarterly with the first dividend being payable in March of 2020. Each Fund pays substantially all of its capital gains annually prior to the close of the fiscal year in which the gains are earned. The amount of any distributions will vary and there is no guarantee a Fund will pay either income dividends or a capital gain distribution.

Reinvestment Options

The Funds automatically reinvest your dividends and capital gains distributions in additional Fund shares at NAV unless you request distributions to be received in cash. You may change your selected method of distribution, provided such change will be effective only for distributions paid seven or more days after the Transfer Agent receives the request. Requests to change dividend options will be accepted when made by the shareholder(s), the shareholder’s registered representative, or an assistant to the registered representative.

Dividends that are not reinvested are paid by check or transmitted electronically to your bank account, with the same names as the account registration, using the ACH network. You may have your distribution check paid to a third party or sent to an address other than your address of record, although a signature guarantee will be required. For further information, please contact Integrity Fund Services at 800-601-5593.

FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local, or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service (“IRS”) could disagree with any conclusions set forth in this section.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status

Each Fund intends to qualify as a regulated investment company (“RIC”) under the federal tax laws. During periods when  a Fund qualifies as a RIC and distributes all its income, the Fund generally will not pay federal income taxes.

Distributions

Fund distributions are generally taxable. Each Fund intends to make distributions that may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). After the end of each year, you will receive a tax statement that separates your Fund’s distributions into two categories: ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Funds may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Funds may make distributions that represent a return of capital for federal income tax purposes. If a Fund makes a return of capital distribution, the distribution will not be taxable to you to the extent of your basis in your shares and thereafter will be treated as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or lower capital loss when you sell your shares. The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Income from a Fund may also be subject to a 3.8 percent “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to any dividends received from a Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain corporations may be eligible for the dividends received deduction provided certain holding period and other requirements are satisfied by both the Fund and corporate shareholder.

Sale or Redemption of Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum federal income tax rate for net capital gain is generally 20%. Capital gains may also be subject to the “Medicare tax” described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the “Code”) treats certain capital gains as ordinary income in special situations and may limit your ability to use capital losses.

Ordinary income dividends received by an individual or other non-corporate shareholder from a RIC (such as the Funds) are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period and other requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Fund itself. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Exchanges

If you exchange shares of your Fund for shares of another fund, the exchange would generally be considered a sale for federal income tax purposes, and any gain on the transaction may be subject to federal income tax.

Buying Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Foreign Tax Credit

Investment income and some capital gains received by the Funds on foreign securities may be subject to withholding or other foreign taxes. If your Fund is eligible to and makes an election under the Code, the tax statement that you receive may include an item showing foreign taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes, subject in each case to certain limitations.

Investments in Certain Foreign Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements that apply to the Fund. Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax at a rate of 24% from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the required information is furnished to the IRS.

Foreign Investors

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident, or a U.S. corporation, partnership, estate, or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Funds will be characterized as dividends for federal income tax purposes (other than dividends which the Funds properly report as capital gain dividends) and will be subject to U.S. income taxes (including withholding taxes) subject to certain exceptions described below. However, distributions received by a foreign investor from the Funds that are properly reported by the Funds as capital gain dividends may not be subject to U.S. federal income taxes (including withholding taxes) provided that the Funds make certain elections and certain other conditions are met. Distributions from the Funds that are properly reported by the Funds as an interest-related dividend attributable to certain interest income received by the Funds or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Funds may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Funds make certain elections and certain other conditions are met. In addition, distributions in respect of shares may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. Dispositions of shares and capital gain dividends received by such persons may be subject to such withholding after December 31, 2018. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Cost Basis Method

For shares acquired on or after January 1, 2012, you may elect a cost basis method to apply to existing and future accounts you may establish. The cost basis method you select will determine the order in which shares are redeemed and how your cost basis information is calculated and subsequently reported to you and to the IRS. Please contact your tax advisor to determine which cost basis method best suits your specific situation. If you hold your account directly with The Integrity Funds, please contact Integrity Fund Services at 800-601-5593 for instructions on how to make your election. If you hold your account with a financial intermediary, please contact that financial intermediary for instructions on how to make your election. If you hold your account directly with The Integrity Funds and do not elect a cost basis method, your account will default to the First In, First Out (FIFO) method. Under this method, the first shares purchased are sold first. Financial intermediaries choose their own default method.

NET ASSET VALUE

The price of a Fund’s shares is based on the Fund’s NAV. Each Fund calculates its NAV per share each business day at the close of regular trading of the NYSE (normally 3:00 p.m., Central Time). Shares will not be priced on days when the NYSE is closed for trading.

Requests to buy and sell shares are processed based on the NAV next calculated after we receive your request in proper form.

Each Fund’s NAV is generally based upon the market value of securities held in the Fund’s portfolio by adding the value of that Fund’s investments plus cash and other assets, deducting liabilities, and then dividing the results by the number of its shares outstanding. The Funds’ investments are primarily valued using market quotations. Corporate debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by Integrity Fund Services. Short-term securities with remaining maturities of less than 60 days may be fair valued at amortized cost or at original cost plus accrued interest, subject to Board supervision, as discussed below. To the extent a Fund invests in open-end management investment companies, such Fund’s NAV will be calculated based upon the NAVs of the registered open-end management investment companies (other than ETFs, which are valued at their current market value) in which such Fund invests; the prospectuses for these companies would explain the circumstances under which those companies will use fair value pricing and the effects of fair value pricing. Other securities, including restricted securities and other assets, are valued at fair value as described below. If an event were to occur after the value of an instrument was established but before NAV per share was determined, which would likely materially change the NAV, then the instrument would be valued using fair value considerations as described below.

When market quotations are not readily available, invalid, or unreliable, or when a significant event occurs, Integrity Fund Services establishes the fair market value pursuant to procedures approved by the Board of Trustees and under the ultimate supervision of the Board of Trustees. In establishing fair value, Integrity Fund Services considers factors such as the yields and prices of comparable municipal bonds; the type of issue, coupon, maturity, and rating; indications of value from dealers; and general market conditions. Integrity Fund Services may also use a computer based system, a “matrix system,” to compare securities to determine valuations. The procedures used by Integrity Fund Services and its valuations are reviewed by the officers of the Funds under the supervision of the Board of Trustees. Whether a particular event is a significant event depends on whether the event is likely to affect the value of a portfolio security held by a Fund. Significant events may include new developments in the securities markets or major occurrences outside of the securities markets, such as natural disasters and armed conflicts. In accordance with the fair value procedures adopted by the Board of Trustees, Integrity Fund Services is responsible for monitoring the securities markets and new developments for significant events that might require a Fund to fair value its securities.

Examples of circumstances which may require further consideration to be given to whether market quotations are available, valid, or reliable, include the lack of reported trades for or infrequent sales of a portfolio security, the suspension of trading on an exchange on which a portfolio security was traded and markets closing early. In addition, while the Funds do not generally invest in thinly traded securities, in the event that they do, such securities may be valued at fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. Each Fund, when using fair value methods to price securities, may value those securities higher or lower than another mutual fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

To the extent that a Fund’s assets are traded in other markets on days when the Fund is not open for business and does not price its shares, the NAV of the Fund’s shares may be affected on those days when shareholders may not be able to purchase or sell the Fund’s shares. In addition, trading in some of the Fund’s assets may not occur on days when the Fund is open for business.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon their current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. Despite best efforts, however, there is an inherent risk that the fair value may be higher or lower than the value the Fund would have received if it had sold the investment.

FUND SERVICE PROVIDERS

The custodian of the assets of the Funds other than cash is UMB Bank, N.A., Institutional Custody, 928 Grand Blvd, Kansas City, MO 64105. First International Bank & Trust, 1600 S Broadway, Minot, ND 58701, will serve as custodian of the Funds with respect to cash.

Integrity Fund Services, a wholly owned subsidiary of Corridor, is the Funds’ transfer agent and accounting and administrative services provider. As such, Integrity Fund Services performs pricing, data processing, accounting, and other administrative services for the operation of the Funds and the maintenance of shareholder accounts.

CERTAIN FEES PAID TO FINANCIAL INTERMEDIARIES

Financial intermediaries and retirement plans may have certain accounts and arrangements with the Funds. With respect to such accounts and arrangements, Integrity Fund Services may pay a financial intermediary certain amounts for sub-transfer agency or other administrative services, for which it may receive reimbursement from the Funds. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; for current shareholders issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations.

The payments the Funds make to Integrity Fund Services to reimburse it for a portion of the sub-transfer agency or other administrative services are in addition to the distribution and service fees that the Funds pay under their Rule 12b-1 plans and the fees that the Funds pay to Integrity Fund Services for the services it provides as the Funds’ transfer agent and accounting and administrative services provider. The aggregate amount of these payments may be substantial and the amounts attributable to particular intermediaries may vary significantly.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Funds should be directed to:
Integrity Funds Distributor, LLC
PO Box 500
Minot, ND 58702
Phone: 800-276-1262

All inquiries regarding account information should be directed to:
Integrity Fund Services, LLC
PO Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Funds may mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor at 800-276-1262 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal periods or, in the case of the Dividend Harvest Fund and Energized Dividend Fund, the period since the beginning of such Fund’s investment operations. In the case of the MNA Resources Fund, the Growth & Income Fund, and the Dividend Harvest Fund, with respect to Class C Shares, the financial highlights reflect financial performance for the fiscal periods since such shares were first offered. For all Funds, with respect to Class I shares, the financial highlights reflect financial performance for the fiscal periods since such shares were first offered. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each such Fund (assuming reinvestment of all dividends and distributions).

The information shown in these tables has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report for the most recent fiscal period, along with the respective Funds’ financial statements, is included in the respective Funds’ annual report, which is available upon request.

Further information about each Fund’s performance is contained in such Fund’s latest annual or semi-annual shareholder report. You may obtain a free copy of the respective Fund’s latest annual or semi-annual shareholder report upon request from the Fund.

Integrity Dividend Harvest Fund (Class A)

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$14.24	$14.68	$14.33	$12.23	$12.64	$12.05

Income (loss) from investment operations:
Net investment income (loss)	$0.44	$0.24	$0.41	$0.39	$0.37	$0.36
Net realized and unrealized gain (loss) on investments (1)	0.66	(0.45)	1.16	2.15	(0.24)	1.01
Total from investment operations	$1.10	$(0.21)	$1.57	$2.54	$0.13	$1.37

Less Distributions:
Dividends from net investment income	$(0.43)	$(0.23)	$(0.41)	$(0.39)	$(0.37)	$(0.36)
Distributions from net realized gains	(0.85)	0.00	(0.81)	(0.05)	(0.17)	(0.42)
Total distributions	$(1.28)	$(0.23)	$(1.22)	$(0.44)	$(0.54)	$(0.78)

NET ASSET VALUE, END OF PERIOD	$14.06	$14.24	$14.68	$14.33	$12.23	$12.64

Total Return (excludes any applicable sales charge) #	8.75%	(1.39%)	11.10%	20.94%	1.12%	11.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$91,602	$95,340	$111,696	$107,275	$43,425	$29,645
Ratio of expenses to average net assets after waivers ^ (2)	0.95%	0.95%	0.95%	0.95%	0.85%	0.60%
Ratio of expenses to average net assets before waivers ^	1.51%	1.53%	1.49%	1.55%	1.58%	1.59%
Ratio of net investment income to average net assets ^ (2)	3.17%	2.92%	2.88%	3.26%	3.18%	2.98%
Portfolio turnover rate #	47.71%	23.05%	44.89%	25.56%	38.38%	32.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Dividend Harvest Fund (Class C)

Selected per share data and ratios for the periods indicated

		Seven			Period
	Year	Months	Year	Year	From
	Ended	Ended	Ended	Ended	8/3/15* to
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$14.15	$14.59	$14.26	$12.20	$12.54

Income (loss) from investment operations:
Net investment income (loss)	$0.34	$0.17	$0.31	$0.31	$0.18
Net realized and unrealized gain (loss) on investments (1)	0.65	(0.44)	1.14	2.11	(0.17)
Total from investment operations	$0.99	$(0.27)	$1.45	$2.42	$0.01

Less Distributions:
Dividends from net investment income	$(0.33)	$(0.17)	$(0.31)	$(0.31)	$(0.18)
Distributions from net realized gains	(0.85)	0.00	(0.81)	(0.05)	(0.17)
Total distributions	$(1.18)	$(0.17)	$(1.12)	$(0.36)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$13.96	$14.15	$14.59	$14.26	$12.20

Total Return (excludes any applicable sales charge) #	7.92%	(1.78%)	10.26%	20.01%	0.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$13,637	$14,014	$17,126	$10,392	$692
Ratio of expenses to average net assets after waivers ^ (2)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers ^	2.26%	2.28%	2.24%	2.30%	2.39%
Ratio of net investment income to average net assets ^ (2)	2.42%	2.17%	2.14%	2.40%	2.48%
Portfolio turnover rate #	47.71%	23.05%	44.89%	25.56%	38.38%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Dividend Harvest Fund (Class I)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$14.25	$14.69	$14.34	$13.96

Income (loss) from investment operations:
Net investment income (loss)	$0.48	$0.26	$0.45	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.66	(0.46)	1.16	0.43
Total from investment operations	$1.14	$(0.20)	$1.61	$0.65

Less Distributions:
Dividends from net investment income	$(0.47)	$(0.24)	$(0.45)	$(0.22)
Distributions from net realized gains	(0.85)	0.00	(0.81)	(0.05)
Total distributions	$(1.32)	$(0.24)	$(1.26)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$14.07	$14.25	$14.69	$14.34

Total Return (excludes any applicable sales charge) #	9.01%	(1.26%)	11.37%	4.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,794	$21,565	$21,252	$5,904
Ratio of expenses to average net assets after waivers ^ (2)	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers ^	1.26%	1.28%	1.24%	1.31%
Ratio of net investment income to average net assets ^ (2)	3.42%	3.18%	3.14%	3.22%
Portfolio turnover rate #	47.71%	23.05%	44.89%	25.56%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Energized Dividend Fund (Class A)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	5/2/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$12.81	$12.43	$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.50	$0.27	$0.50	$0.34
Net realized and unrealized gain (loss) on investments (1)	(1.53)	0.37	1.42	1.63
Total from investment operations	$(1.03)	$0.64	$1.92	$1.97

Less Distributions:
Dividends from net investment income	$(0.52)	$(0.26)	$(0.50)	$(0.34)
Distributions from net realized gains	(0.57)	0.00	(0.36)	(0.26)
Return of capital	(0.09)	0.00	0.00	0.00
Total distributions	$(1.18)	$(0.26)	$(0.86)	$(0.60)

NET ASSET VALUE, END OF PERIOD	$10.60	$12.81	$12.43	$11.37

Total Return (excludes any applicable sales charge) #	(7.18%)	5.36%	17.47%	19.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,121	$3,286	$2,321	$1,198
Ratio of expenses to average net assets after waivers ^ (2)	0.67%	0.51%	0.35%	0.17%
Ratio of expenses to average net assets before waivers ^	2.75%	2.48%	4.49%	8.39%
Ratio of net investment income to average net assets ^ (2)(3)	4.45%	3.89%	5.12%	5.13%
Portfolio turnover rate #	52.37%	13.33%	60.18%	30.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
(3)	The voluntary waiver, based on average net assets, amounted to 0.88%, 0.70%, 0.55%, and 0.38% for the periods ended 12/30/16, 12/31/17, 7/31/18, and 7/31/19, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Energized Dividend Fund (Class C)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	5/2/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$12.77	$12.40	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.42	$0.22	$0.43	$0.29
Net realized and unrealized gain (loss) on investments (1)	(1.53)	0.37	1.40	1.62
Total from investment operations	$(1.11)	$0.59	$1.83	$1.91

Less Distributions:
Dividends from net investment income	$(0.44)	$(0.22)	$(0.43)	$(0.29)
Distributions from net realized gains	(0.57)	0.00	(0.36)	(0.26)
Return of capital	(0.09)	0.00	0.00	0.00
Total distributions	$(1.10)	$(0.22)	$(0.79)	$(0.55)

NET ASSET VALUE, END OF PERIOD	$10.56	$12.77	$12.40	$11.36

Total Return (excludes any applicable sales charge) #	(7.94%)	4.90%	16.64%	19.300%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$311	$379	$292	$114
Ratio of expenses to average net assets after waivers ^ (2)	1.42%	1.25%	1.10%	0.91%
Ratio of expenses to average net assets before waivers ^	3.51%	3.22%	5.17%	12.55%
Ratio of net investment income to average net assets ^ (2)(3)	3.70%	3.16%	5.03%	4.14%
Portfolio turnover rate #	52.37%	13.33%	60.18%	30.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
(3)	The voluntary waiver, based on average net assets, amounted to 0.88%, 0.70%, 0.55%, and 0.38% for the periods ended 12/30/16, 12/31/17, 7/31/18, and 7/31/19, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Energized Dividend Fund (Class I)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$12.82	$12.43	$11.37	$9.95

Income (loss) from investment operations:
Net investment income (loss)	$0.54	$0.29	$0.53	$0.27
Net realized and unrealized gain (loss) on investments (1)	(1.55)	0.38	1.42	1.68
Total from investment operations	$(1.01)	$0.67	$1.95	$1.95

Less Distributions:
Dividends from net investment income	$(0.55)	$(0.28)	$(0.53)	$(0.27)
Distributions from net realized gains	(0.57)	0.00	(0.36)	(0.26)
Return of capital	(0.09)	0.00	0.00	0.00
Total distributions	$(1.21)	$(0.28)	$(0.89)	$(0.53)

NET ASSET VALUE, END OF PERIOD	$10.60	$12.82	$12.43	$11.37

Total Return (excludes any applicable sales charge) #	(7.02%)	5.57%	17.74%	19.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,297	$3,651	$2,938	$395
Ratio of expenses to average net assets after waivers ^ (2)	0.42%	0.25%	0.10%	0.00%
Ratio of expenses to average net assets before waivers ^	2.46%	2.23%	3.72%	5.54%
Ratio of net investment income to average net assets ^ (2)(3)	4.70%	4.16%	11.66%	6.90%
Portfolio turnover rate #	52.37%	13.33%	60.18%	30.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.
(3)	The voluntary waiver, based on average net assets, amounted to 0.88%, 0.70%, 0.55%, and 0.38% for the periods ended 12/30/16, 12/31/17, 7/31/18, and 7/31/19, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Growth & Income Fund (Class A)

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$56.62	$53.51	$48.38	$45.07	$47.03	$49.05

Income (loss) from investment operations:
Net investment income (loss)	$0.62	$0.27	$0.58	$0.71	$0.35	$0.32
Net realized and unrealized gain (loss) on investments (1)	5.57	2.84	8.46	3.72	(1.33)	2.71
Total from investment operations	$6.19	$3.11	$9.04	$4.43	$(0.98)	$3.03

Less Distributions:
Dividends from net investment income	$(0.32)	$0.00	$(0.58)	$(0.71)	$(0.35)	$(0.32)
Distributions from net realized gains	(2.94)	0.00	(3.33)	(0.41)	(0.63)	(4.73)
Total distributions	$(3.26)	$0.00	$(3.91)	$(1.12)	$(0.98)	$(5.05)

NET ASSET VALUE, END OF PERIOD	$59.55	$56.62	$53.51	$48.38	$45.07	$47.03

Total Return (excludes any applicable sales charge) #	12.21%	5.81%	18.68%	9.81%	(2.10%)	6.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$37,464	$34,948	$34,600	$32,933	$35,689	$36,187
Ratio of expenses to average net assets after waivers ^ (2)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waivers ^	1.93%	1.93%	1.95%	1.92%	1.84%	1.80%
Ratio of net investment income to average net assets ^ (2)	1.11%	0.85%	1.07%	1.40%	0.77%	0.64%
Portfolio turnover rate #	14.11%	5.99%	32.42%	50.94%	49.88%	73.25%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Growth & Income Fund (Class C)

Selected per share data and ratios for the periods indicated

		Seven			Period
	Year	Months	Year	Year	From
	Ended	Ended	Ended	Ended	8/3/15* to
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$56.45	$53.49	$48.38	$45.01	$49.50

Income (loss) from investment operations:
Net investment income (loss)	$0.75	$0.12	$0.17	$0.37	$0.27
Net realized and unrealized gain (loss) on investments (1)	5.14	2.84	8.44	3.78	(3.86)
Total from investment operations	$5.89	$2.96	$8.61	$4.15	$(3.59)

Less Distributions:
Dividends from net investment income	$(0.45)	$0.00	$(0.17)	$(0.37)	$(0.27)
Distributions from net realized gains	(2.94)	0.00	(3.33)	(0.41)	(0.63)
Total distributions	$(3.39)	$0.00	$(3.50)	$(0.78)	$(0.90)

NET ASSET VALUE, END OF PERIOD	$58.95	$56.45	$53.49	$48.38	$45.01

Total Return (excludes any applicable sales charge) #	11.74%	5.53%	17.79%	9.18%	(7.25%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$248	$195	$225	$182	$168
Ratio of expenses to average net assets after waivers ^ (2)	1.68%	1.70%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers ^	1.68%	1.74%	2.70%	2.68%	2.66%
Ratio of net investment income (loss) to average net assets ^ (2)	1.36%	0.39%	0.33%	0.64%	(0.01%)
Portfolio turnover rate #	14.11%	5.99%	32.42%	50.94%	49.88%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Growth & Income Fund (Class I)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$56.68	$53.49	$48.36	$48.11

Income (loss) from investment operations:
Net investment income (loss)	$0.76	$0.34	$0.72	$0.80
Net realized and unrealized gain (loss) on investments (1)	5.58	2.85	8.46	0.66
Total from investment operations	$6.34	$3.19	$9.18	$1.46

Less Distributions:
Dividends from net investment income	$(0.47)	$0.00	$(0.72)	$(0.80)
Distributions from net realized gains	(2.94)	0.00	(3.33)	(0.41)
Total distributions	$(3.41)	$0.00	$(4.05)	$(1.21)

NET ASSET VALUE, END OF PERIOD	$59.61	$56.68	$53.49	$48.36

Total Return (excludes any applicable sales charge) #	12.51%	5.96%	18.96%	3.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,544	$741	$690	$228
Ratio of expenses to average net assets after waivers ^ (2)	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers ^	1.68%	1.68%	1.69%	1.70%
Ratio of net investment income to average net assets ^ (2)	1.36%	1.08%	1.30%	1.50%
Portfolio turnover rate #	14.11%	5.99%	32.42%	50.94%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity High Income Fund (Class A)

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$7.66	$7.80	$7.66	$7.03	$7.75	$8.02

Income (loss) from investment operations:
Net investment income (loss)	$0.39	$0.23	$0.37	$0.39	$0.40	$0.42
Net realized and unrealized gain (loss) on investments (1)	0.11	(0.14)	0.14	0.63	(0.72)	(0.27)
Total from investment operations	$0.50	$0.09	$0.51	$1.02	$(0.32)	$0.15

Less Distributions:
Dividends from net investment income	$(0.39)	$(0.23)	$(0.37)	$(0.39)	$(0.40)	$(0.42)
Total distributions	$(0.39)	$(0.23)	$(0.37)	$(0.39)	$(0.40)	$(0.42)

NET ASSET VALUE, END OF PERIOD	$7.77	$7.66	$7.80	$7.66	$7.03	$7.75

Total Return (excludes any applicable sales charge) #	6.74%	1.21%	6.78%	14.90%	(4.43%)	1.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$24,704	$24,099	$24,628	$25,524	$24,338	$28,221
Ratio of expenses to average net assets after waivers ^ (2)	0.89%	0.89%	1.13%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers ^	1.74%	1.73%	1.71%	1.72%	1.66%	1.63%
Ratio of net investment income to average net assets ^ (2)	5.10%	5.18%	4.80%	5.34%	5.20%	5.25%
Portfolio turnover rate #	28.24%	16.50%	29.22%	27.61%	40.85%	34.86%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity High Income Fund (Class C)

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$7.68	$7.82	$7.68	$7.05	$7.77	$8.04

Income (loss) from investment operations:
Net investment income (loss)	$0.33	$0.20	$0.31	$0.34	$0.34	$0.36
Net realized and unrealized gain (loss) on investments (1)	0.10	(0.14)	0.14	0.63	(0.72)	(0.27)
Total from investment operations	$0.43	$0.06	$0.45	$0.97	$(0.38)	$0.09

Less Distributions:
Dividends from net investment income	$(0.33)	$(0.20)	$(0.31)	$(0.34)	$(0.34)	$(0.36)
Total distributions	$(0.33)	$(0.20)	$(0.31)	$(0.34)	$(0.34)	$(0.36)

NET ASSET VALUE, END OF PERIOD	$7.78	$7.68	$7.82	$7.68	$7.05	$7.77

Total Return (excludes any applicable sales charge) #	5.81%	0.78%	5.98%	14.02%	(5.12%)	1.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,329	$4,813	$5,397	$5,293	$5,670	$9,343
Ratio of expenses to average net assets after waivers ^ (2)	1.64%	1.64%	1.88%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets before waivers ^	2.49%	2.48%	2.46%	2.47%	2.40%	2.38%
Ratio of net investment income to average net assets ^ (2)	4.35%	4.43%	4.03%	4.59%	4.43%	4.51%
Portfolio turnover rate #	28.24%	16.50%	29.22%	27.61%	40.85%	34.86%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity High Income Fund (Class I)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$7.66	$7.80	$7.65	$7.52

Income (loss) from investment operations:
Net investment income (loss)	$0.41	$0.24	$0.39	$0.16
Net realized and unrealized gain (loss) on investments (1)	0.10	(0.14)	0.15	0.13
Total from investment operations	$0.51	$0.10	$0.54	$0.29

Less Distributions:
Dividends from net investment income	$(0.41)	$(0.24)	$(0.39)	$(0.16)
Total distributions	$(0.41)	$(0.24)	$(0.39)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$7.76	$7.66	$7.80	$7.65

Total Return (excludes any applicable sales charge) #	6.87%	1.36%	7.19%	3.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$9,023	$2,709	$2,598	$648
Ratio of expenses to average net assets after waivers ^ (2)	0.64%	0.64%	0.87%	0.90%
Ratio of expenses to average net assets before waivers ^	1.49%	1.48%	1.46%	1.49%
Ratio of net investment income to average net assets ^ (2)	5.35%	5.43%	5.04%	5.18%
Portfolio turnover rate #	28.24%	16.50%	29.22%	27.61%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Mid-North American Resources Fund (Class A)

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$5.60	$5.48	$5.93	$4.31	$5.80	$6.84

Income (loss) from investment operations:
Net investment income (loss)	$0.04	$0.01	$0.01	$0.01	$0.03	$0.00
Net realized and unrealized gain (loss) on investments (1)	(1.34)	0.11	(0.45)	1.62	(1.49)	(0.78)
Total from investment operations	$(1.30)	$0.12	$(0.44)	$1.63	$(1.46)	$(0.78)

Less Distributions:
Dividends from net investment income	$(0.02)	$0.00	$(0.01)	$(0.01)	$(0.03)	$0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	(0.26)
Total distributions	$(0.02)	$0.00	$(0.01)	$(0.01)	$(0.03)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$4.28	$5.60	$5.48	$5.93	$4.31	$5.80

Total Return (excludes any applicable sales charge) #	(23.11%)	2.19%	(7.48%)	37.82%	(25.16%)	(11.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$158,438	$282,793	$339,385	$592,629	$490,052	$757,507
Ratio of expenses to average net assets after waivers ^ (2)	1.50%	1.49%	1.47%	1.46%	1.44%	1.39%
Ratio of expenses to average net assets before waivers ^	1.53%	1.49%	1.47%	1.47%	1.44%	1.39%
Ratio of net investment income (loss) to average net assets ^ (2)	0.79%	0.19%	0.15%	0.17%	0.52%	(0.02%)
Portfolio turnover rate #	70.73%	43.01%	41.31%	55.17%	63.76%	67.68%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Mid-North American Resources Fund (Class C)

Selected per share data and ratios for the periods indicated

		Seven				Period
	Year	Months	Year	Year	Year	From
	Ended	Ended	Ended	Ended	Ended	5/1/14* to
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$5.53	$5.43	$5.89	$4.30	$5.79	$7.45

Income (loss) from investment operations:
Net investment income (loss)	0.01	$(0.01)	$(0.02)	$(0.02)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments(1)	(1.31)	0.11	(0.44)	1.61	(1.49)	(1.39)
Total from investment operations	$(1.30)	$0.10	$(0.46)	$1.59	$(1.48)	$(1.40)

Less Distributions:
Dividends from net investment income	0.00	$0.00	$0.00	$0.00	$(0.01)	$0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	(0.26)
Total distributions	$0.00	$0.00	$0.00	$0.00	$(0.01)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$4.23	$5.53	$5.43	$5.89	$4.30	$5.79

Total Return (excludes any applicable sales charge) #	(23.51%)	1.84%	(7.81%)	36.98%	(25.52%)	(18.82%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,463	$31,899	$37,629	$51,909	$38,170	$30,809
Ratio of expenses to average net assets after waivers ^(2)	2.00%	1.99%	1.97%	1.96%	1.94%	1.89%
Ratio of expenses to average net assets before waivers ^	2.03%	1.99%	1.97%	1.97%	1.94%	1.89%
Ratio of net investment income (loss) to average net assets ^ (2)	0.29%	(0.32%)	(0.34%)	(0.33%)	0.03%	(0.52%)
Portfolio turnover rate #	70.73%	43.01%	41.31%	55.17%	63.76%	67.68%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Mid-North American Resources Fund (Class I)

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$5.60	$5.47	$5.92	$4.74

Income (loss) from investment operations:
Net investment income (loss)	$0.06	$0.02	$0.04	$0.03
Net realized and unrealized gain (loss) on investments(1)	(1.35)	0.11	(0.45)	1.19
Total from investment operations	$(1.29)	$0.13	$(0.41)	$1.22

Less Distributions:
Dividends from net investment income	$(0.05)	$0.00	$(0.04)	$(0.03)
Returns of capital	0.00	0.00	0.00	(0.01)
Total distributions	$(0.05)	$0.00	$(0.04)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$4.26	$5.60	$5.47	$5.92

Total Return (excludes any applicable sales charge) #	(22.84%)	2.38%	(6.92%)	25.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,898	$44,757	$60,562	$14,891
Ratio of expenses to average net assets after waivers ^ (2)	1.00%	0.99%	0.97%	0.97%
Ratio of expenses to average net assets before waivers ^	1.03%	0.99%	0.97%	0.97%
Ratio of net investment income to average net assets ^ (2)	1.29%	0.69%	0.71%	0.67%
Portfolio turnover rate #	70.73%	43.01%	41.31%	55.17%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

THE INTEGRITY FUNDS

Integrity Dividend Harvest Fund
Integrity Energized Dividend Fund
Integrity Growth & Income Fund
Integrity High Income Fund
Integrity Mid-North American Resources Fund

1 Main Street North • Minot, ND 58703 • 701-852-5292
PO Box 500 • Minot, ND 58702
PO Box 759 • Minot, ND 58702
800-276-1262 • Marketing • Fax 701-838-4902
800-601-5593 • Transfer Agent • Fax 701-852-2548

Investment Adviser

Viking Fund Management, LLC
PO Box 500
Minot, ND 58702

Principal Underwriter

Integrity Funds Distributor, LLC
PO Box 500
Minot, ND 58702

Custodians

UMB Bank, NA
Institutional Custody
928 Grand Blvd
Kansas City, MO 64105

First International Bank & Trust
1600 S Broadway
Minot, ND 58701

Transfer Agent

Integrity Fund Services, LLC
PO Box 759
Minot, ND 58702

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
151 N. Franklin St., Suite 575
Chicago, IL 60606

Legal Counsel

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

To learn more about the Funds, you may want to read the Funds’ SAI, which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the prospectus, which means that you should consider the contents of the SAI to be part of this prospectus. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. Call Integrity Funds Distributor at 800-276-1262 to request a free copy of the Funds’ SAI, annual report, semi-annual report, or other Fund information or to make inquiries, or visit the Funds’ website at www.integrityvikingfunds.com.

Prospective investors and shareholders who have questions about the Funds may write to:

Integrity Funds Distributor, LLC
PO Box 500
Minot, ND 58702
or call 800-276-1262

The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the SEC’s website at http://www.sec.gov. Reports and other information about the Funds are also available for free on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Please refer to the Funds’ Investment Company Act File No. 811-07322 when seeking information about the Funds from the SEC.

APPENDIX A—Shareholders Purchasing Fund Shares Through Raymond James

The following information is provided by Raymond James and its affiliates:

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period.  Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.